UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04719
                                                     ---------

                            The GAMCO Westwood Funds
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
           ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2008
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              GAMCO WESTWOOD FUNDS

              -----------------------------------------------------
                              MIGHTY MITES(SM) FUND
              -----------------------------------------------------

              -----------------------------------------------------
                              EQUITY FUND
              -----------------------------------------------------

              -----------------------------------------------------
                              BALANCED FUND
              -----------------------------------------------------

              -----------------------------------------------------
                              INTERMEDIATE BOND FUND
              -----------------------------------------------------

              -----------------------------------------------------
                              SMALLCAP EQUITY FUND
              -----------------------------------------------------

              -----------------------------------------------------
                              INCOME FUND
              -----------------------------------------------------

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2008

                              GAMCO WESTWOOD FUNDS
                                   (UNAUDITED)

                                                  CLASS AAA SHARES
                       ---------------------------------------------------------------------
                                    Average Annual Returns - March 31, 2008 (a)

                                                                          Current
                                                                          Expense
                                                                           Ratio
                                                                           after
                                                                Gross     Adviser     Maximum
                                                     Since     Expense   Reimburse-    Sales
                       1 Year   5 Year   10 Year   Inception    Ratio      ments       Charge
                       ----------------------------------------------------------------------
Mighty Mites(SM) ...    (7.12)%  13.93%     N/A      12.32%      1.72%     1.72%        None
Equity .............     1.97    15.30     6.51      11.64       1.52      1.52         None
Balanced ...........     4.65    10.96     6.26      10.15       1.27      1.27         None
Intermediate Bond ..     6.78     3.26     4.79       5.77       1.64      1.00         None
SmallCap Equity ....   (13.54)   13.12     2.39       6.53       2.24      1.50         None
Income .............    (9.33)   13.43     8.73       8.80       2.20      1.50         None

                                                   CLASS A SHARES
                       ----------------------------------------------------------------------
                                 Average Annual Returns - March 31, 2008 (a)(b)(e)

                                                                          Current
                                                                          Expense
                                                                           Ratio
                                                                           after
                                                                Gross     Adviser     Maximum
                                                     Since     Expense   Reimburse-    Sales
                       1 Year   5 Year   10 Year   Inception    Ratio      ments       Charge
                       ----------------------------------------------------------------------
Mighty Mites(SM) ...   (11.05)%  12.73%     N/A      11.68%      1.97%     1.97%       4.00%
Equity .............    (2.22)   14.09     5.81      11.21       1.77      1.77        4.00
Balanced ...........     0.32     9.79     5.56       9.61       1.52      1.52        4.00
Intermediate Bond ..     2.40     2.32     4.29       5.46       1.74      1.10        4.00
SmallCap Equity ....   (17.26)   11.96     1.88       6.05       2.49      1.75        4.00
Income .............   (13.03)   12.25     8.11       8.21       2.45      1.75        4.00

                                                   CLASS B SHARES
                       ----------------------------------------------------------------------
                                 Average Annual Returns - March 31, 2008 (a)(c)(e)

                                                                          Current
                                                                          Expense
                                                                           Ratio
                                                                           after
                                                                Gross     Adviser     Maximum
                                                     Since     Expense   Reimburse-    Sales
                       1 Year   5 Year   10 Year   Inception    Ratio      ments       Charge
                       ----------------------------------------------------------------------
Mighty Mites(SM) ...   (12.38)%  12.84%     N/A      11.75%      2.47%     2.47%       5.00%
Equity .............    (3.74)   14.21     5.92      11.27       2.27      2.27        5.00
Balanced ...........    (1.17)    9.85     5.66       9.67       2.02      2.02        5.00
Intermediate Bond ..     0.99     2.15     4.22       5.42       2.39      1.75        5.00
SmallCap Equity ....   (18.45)   12.07     1.87       6.05       2.99      2.25        5.00
Income .............   (15.13)   12.24     8.21       8.31       2.94      2.25        5.00

                                                   CLASS C SHARES
                       ----------------------------------------------------------------------
                                 Average Annual Returns - March 31, 2008 (a)(d)(e)

                                                                          Current
                                                                          Expense
                                                                           Ratio
                                                                           after
                                                                Gross     Adviser     Maximum
                                                     Since     Expense   Reimburse-    Sales
                       1 Year   5 Year   10 Year   Inception    Ratio      ments       Charge
                       ----------------------------------------------------------------------
Mighty Mites(SM) ...    (8.65)%  13.11%     N/A      11.76%      2.47%     2.47%       1.00%
Equity .............     0.26    14.45     5.92      11.27       2.27      2.27        1.00
Balanced ...........     2.83    10.12     5.71       9.70       2.02      2.02        1.00
Intermediate Bond ..     6.67     2.51     4.28       5.46       2.39      1.75        1.00
SmallCap Equity ....   (15.06)   11.94     1.82       6.00       2.99      2.25        1.00
Income .............   (10.81)   12.69     8.36       8.44       2.94      2.25        1.00

                                                   CLASS I SHARES
                       ----------------------------------------------------------------------
                                   Average Annual Returns - March 31, 2008 (a)(e)

                                                                          Current
                                                                          Expense
                                                                           Ratio
                                                                           after
                                                                Gross     Adviser     Maximum
                                                     Since     Expense   Reimburse-    Sales
                       1 Year   5 Year   10 Year   Inception    Ratio      ments       Charge
                       ----------------------------------------------------------------------
Mighty Mites(SM)....    (7.06)%  13.95%     N/A      12.33%      1.47%     1.47%        None
Equity .............     2.07    15.32     6.52      11.64       1.27      1.27         None
Balanced ...........     4.71    10.98     6.26      10.15       1.02      1.02         None
Intermediate Bond ..     6.70     3.25     4.78       5.76       1.39      0.75         None
SmallCap Equity ....   (13.54)   13.12     2.39       6.53       1.99      1.25         None
Income .............    (9.27)   13.45     8.73       8.80       1.95      1.25         None

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE INTERMEDIATE BOND, SMALLCAP EQUITY, AND INCOME FUNDS, THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATIONS NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. THE CONTRACTUAL EXPENSE LIMITATIONS ARE IN EFFECT THROUGH SEPTEMBER 30, 2008 AND ARE RENEWABLE ANNUALLY BY THE ADVISER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 4.0% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR AND FIVE YEAR PERIODS OF 5% AND 2%, RESPECTIVELY, OF THE FUND'S NET ASSET VALUES ("NAV") PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR PERIOD OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

(e) THE PERFORMANCE OF THE CLASS AAA SHARES IS USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES. THE PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES. THE INCEPTION DATES FOR THE CLASS AAA SHARES AND THE INITIAL ISSUANCE DATES FOR THE CLASS A SHARES, CLASS B SHARES, CLASS C SHARES, AND CLASS I SHARES AFTER WHICH SHARES REMAINED CONTINUOUSLY OUTSTANDING ARE LISTED BELOW.

                       Class AAA Shares   Class A Shares   Class B Shares   Class C Shares   Class I Shares
                       ----------------   --------------   --------------   --------------   --------------
Mighty Mites(SM) ...       05/11/98          11/26/01         06/06/01         08/03/01          01/11/08
Equity .............       01/02/87          01/28/94         03/27/01         02/13/01          01/11/08
Balanced ...........       10/01/91          04/06/93         03/27/01         09/25/01          01/11/08
Intermediate Bond ..       10/01/91          07/26/01         03/27/01         10/22/01          01/11/08
SmallCap Equity ....       04/15/97          11/26/01         03/27/01         11/26/01          01/11/08
Income .............       09/30/97          05/09/01         11/26/01         11/26/01          01/11/08

                                        2

GAMCO WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2007 through March 31, 2008

                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                         Beginning         Ending       Annualized    Expenses
                                        Account Value   Account Value    Expense     Paid During
                                         10/01/07         03/31/08        Ratio         Period*
------------------------------------------------------------------------------------------------
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                               $  1,000.00     $    884.60         1.66%    $   7.82
Class A                                 $  1,000.00     $    882.80         1.91%    $   8.99
Class B                                 $  1,000.00     $    881.30         2.41%    $  11.33
Class C                                 $  1,000.00     $    880.90         2.41%    $  11.33
Class I**                               $  1,000.00     $    885.30         1.42%    $   2.85
HYPOTHETICAL 5% RETURN
Class AAA                               $  1,000.00     $  1,016.70         1.66%    $   8.37
Class A                                 $  1,000.00     $  1,015.45         1.91%    $   9.62
Class B                                 $  1,000.00     $  1,012.95         2.41%    $  12.13
Class C                                 $  1,000.00     $  1,012.95         2.41%    $  12.13
Class I**                               $  1,000.00     $  1,007.64         1.42%    $   3.04
------------------------------------------------------------------------------------------------
GAMCO WESTWOOD EQUITY FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                               $  1,000.00     $    922.80         1.47%    $   7.07
Class A                                 $  1,000.00     $    922.10         1.72%    $   8.27
Class B                                 $  1,000.00     $    919.20         2.22%    $  10.65
Class C                                 $  1,000.00     $    919.20         2.22%    $  10.65
Class I**                               $  1,000.00     $    923.70         1.22%    $   2.50
HYPOTHETICAL 5% RETURN
Class AAA                               $  1,000.00     $  1,017.65         1.47%    $   7.41
Class A                                 $  1,000.00     $  1,016.40         1.72%    $   8.67
Class B                                 $  1,000.00     $  1,013.90         2.22%    $  11.18
Class C                                 $  1,000.00     $  1,013.90         2.22%    $  11.18
Class I**                               $  1,000.00     $  1,008.06         1.22%    $   2.61
------------------------------------------------------------------------------------------------
GAMCO WESTWOOD BALANCED FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                               $  1,000.00     $    973.10         1.21%    $   5.97
Class A                                 $  1,000.00     $    972.20         1.46%    $   7.20
Class B                                 $  1,000.00     $    969.10         1.96%    $   9.65
Class C                                 $  1,000.00     $    969.20         1.96%    $   9.65
Class I**                               $  1,000.00     $    973.70         0.96%    $   2.02
HYPOTHETICAL 5% RETURN
Class AAA                               $  1,000.00     $  1,018.95         1.21%    $   6.11
Class A                                 $  1,000.00     $  1,017.70         1.46%    $   7.36
Class B                                 $  1,000.00     $  1,015.20         1.96%    $   9.87
Class C                                 $  1,000.00     $  1,015.20         1.96%    $   9.87
Class I**                               $  1,000.00     $  1,008.62         0.96%    $   2.06
------------------------------------------------------------------------------------------------
GAMCO WESTWOOD INTERMEDIATE BOND FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                               $  1,000.00     $  1,049.00         1.00%    $   5.12
Class A                                 $  1,000.00     $  1,048.40         1.10%    $   5.63
Class B                                 $  1,000.00     $  1,045.20         1.75%    $   8.95
Class C                                 $  1,000.00     $  1,045.00         1.75%    $   8.95
Class I**                               $  1,000.00     $  1,048.30         0.75%    $   1.64
HYPOTHETICAL 5% RETURN
Class AAA                               $  1,000.00     $  1,020.00         1.00%    $   5.05
Class A                                 $  1,000.00     $  1,019.50         1.10%    $   5.55
Class B                                 $  1,000.00     $  1,016.25         1.75%    $   8.82
Class C                                 $  1,000.00     $  1,016.25         1.75%    $   8.82
Class I**                               $  1,000.00     $  1,009.07         0.75%    $   1.61
------------------------------------------------------------------------------------------------
GAMCO WESTWOOD SMALLCAP EQUITY FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                               $  1,000.00     $    839.20         1.50%    $   6.90
Class A                                 $  1,000.00     $    838.10         1.75%    $   8.04
Class B                                 $  1,000.00     $    835.90         2.25%    $  10.33
Class C                                 $  1,000.00     $    835.80         2.25%    $  10.33
Class I**                               $  1,000.00     $    839.20         1.25%    $   2.45
HYPOTHETICAL 5% RETURN
Class AAA                               $  1,000.00     $  1,017.50         1.50%    $   7.57
Class A                                 $  1,000.00     $  1,016.25         1.75%    $   8.82
Class B                                 $  1,000.00     $  1,013.75         2.25%    $  11.33
Class C                                 $  1,000.00     $  1,013.75         2.25%    $  11.33
Class I**                               $  1,000.00     $  1,008.00         1.25%    $   2.68
------------------------------------------------------------------------------------------------
GAMCO WESTWOOD INCOME FUND
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                               $  1,000.00     $    898.50         1.50%    $   7.12
Class A                                 $  1,000.00     $    905.10         1.75%    $   8.33
Class B                                 $  1,000.00     $    901.90         2.25%    $  10.70
Class C                                 $  1,000.00     $    901.90         2.25%    $  10.70
Class I**                               $  1,000.00     $    899.10         1.25%    $   2.53
HYPOTHETICAL 5% RETURN
Class AAA                               $  1,000.00     $  1,017.50         1.50%    $   7.57
Class A                                 $  1,000.00     $  1,016.25         1.75%    $   8.82
Class B                                 $  1,000.00     $  1,013.75         2.25%    $  11.33
Class C                                 $  1,000.00     $  1,013.75         2.25%    $  11.33
Class I**                               $  1,000.00     $  1,008.00         1.25%    $   2.68

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios are calculated from January 11, 2008 through March 31, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of March 31, 2008:

--------------------------------------------------------------------------------
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
U.S. Government Obligations ...........................................   31.1%
Financial Services ....................................................   10.0%
Health Care ...........................................................    7.2%
Equipment and Supplies ................................................    6.3%
Diversified Industrial ................................................    4.7%
Automotive: Parts and Accessories .....................................    3.9%
Specialty Chemicals ...................................................    3.1%
Business Services .....................................................    2.7%
Telecommunications ....................................................    2.5%
Energy and Utilities: Natural Gas .....................................    2.2%
Broadcasting ..........................................................    1.8%
Energy and Utilities: Integrated ......................................    1.8%
Energy and Utilities: Services ........................................    1.8%
Consumer Products .....................................................    1.7%
Entertainment .........................................................    1.7%
Food and Beverage .....................................................    1.7%
Real Estate ...........................................................    1.5%
Electronics ...........................................................    1.5%
Aviation: Parts and Services ..........................................    1.4%
Manufactured Housing and Recreational Vehicles ........................    1.3%
Hotels and Gaming .....................................................    1.3%
Energy and Utilities: Water ...........................................    1.1%
Pharmaceuticals .......................................................    0.9%
Energy and Utilities: Electric ........................................    0.9%
Closed-End Business Development Company ...............................    0.7%
Wireless Communications ...............................................    0.7%
Transportation ........................................................    0.6%
Agriculture ...........................................................    0.6%
Restaurants ...........................................................    0.5%
Retail ................................................................    0.5%
Computer Software and Services ........................................    0.5%
Building and Construction .............................................    0.4%
Paper and Forest Products .............................................    0.3%
Aerospace .............................................................    0.3%
Communications Equipment ..............................................    0.2%
Publishing ............................................................    0.2%
Environmental Control .................................................    0.1%
Metals and Mining .....................................................    0.0%
Cable .................................................................    0.0%
Consumer Services .....................................................    0.0%
Educational Services ..................................................    0.0%
Other Assets and Liabilities (Net) ....................................    0.3%
                                                                         ------
                                                                         100.0%
                                                                         ======

--------------------------------------------------------------------------------
GAMCO WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------
Energy: Oil ...........................................................   11.2%
Financial Services ....................................................    9.7%
Energy: Integrated ....................................................    9.7%
Business Services .....................................................    7.8%
Consumer Products .....................................................    7.6%
Banking ...............................................................    7.2%
Telecommunications ....................................................    5.2%
Diversified Industrial ................................................    5.0%
Computer Software and Services ........................................    5.0%
Health Care ...........................................................    4.8%
Retail ................................................................    2.8%
Real Estate Investment Trusts .........................................    2.6%
Entertainment .........................................................    2.6%
Communications Equipment ..............................................    2.5%
Metals and Mining .....................................................    2.4%
Computer Hardware .....................................................    2.4%
Aviation: Parts and Services ..........................................    2.4%
Food and Beverage .....................................................    1.9%
Energy: Natural Gas ...................................................    1.5%
Electronics ...........................................................    1.3%
Transportation ........................................................    1.1%
Other Assets and Liabilities (Net) ....................................    3.3%
                                                                         ------
                                                                         100.0%
                                                                         ======

--------------------------------------------------------------------------------
GAMCO WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------
U.S. Government Agency Obligations ....................................   16.0%
U.S. Government Obligations ...........................................   10.1%
Energy: Oil ...........................................................    8.7%
Banking ...............................................................    6.0%
Financial Services ....................................................    5.9%
Business Services .....................................................    4.7%
Consumer Products .....................................................    4.6%
Telecommunications ....................................................    4.1%
Diversified Industrial ................................................    3.9%
Energy: Integrated ....................................................    3.2%
Health Care ...........................................................    3.0%
Utilities .............................................................    3.0%
Computer Software and Services ........................................    2.9%
Retail ................................................................    2.6%
Computer Hardware .....................................................    2.0%
Food and Beverage .....................................................    1.7%
Metals and Mining .....................................................    1.6%
Energy: Natural Gas ...................................................    1.6%
Aviation: Parts and Services ..........................................    1.6%
Real Estate Investment Trusts .........................................    1.6%
Entertainment .........................................................    1.5%
Communications Equipment ..............................................    1.5%
Transportation ........................................................    1.4%
Electronics ...........................................................    1.3%
Brokerage .............................................................    1.0%
Other Assets and Liabilities (Net) ....................................    4.5%
                                                                         ------
                                                                         100.0%
                                                                         ======

SUMMARY OF PORTFOLIO HOLDINGS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------
GAMCO WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
U.S. Government Obligations ..........................................    32.9%
Corporate Bonds ......................................................    29.7%
U.S. Government Agency Obligations ...................................    27.1%
Other Assets and Liabilities (Net) ...................................    10.3%
                                                                         ------
                                                                         100.0%
                                                                         ======

--------------------------------------------------------------------------------
GAMCO WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Business Services ....................................................   15.3%
Diversified Industrial ...............................................   14.3%
Health Care ..........................................................    9.1%
Consumer Products ....................................................    8.8%
Computer Software and Services .......................................    7.1%
Financial Services ...................................................    6.8%
Aerospace ............................................................    6.2%
Food and Beverage ....................................................    5.9%
Equipment and Supplies ...............................................    5.4%
Specialty Chemicals ..................................................    4.9%
Hotels and Gaming ....................................................    4.6%
Electronics ..........................................................    2.8%
Automotive: Parts and Accessories ....................................    2.6%
Energy and Utilities .................................................    2.3%
Telecommunications ...................................................    2.2%
U.S. Government Obligations ..........................................    1.8%
Real Estate Investment Trusts ........................................    1.0%
Other Assets and Liabilities (Net) ...................................   (1.1)%
                                                                        -------
                                                                        100.0%
                                                                        =======

--------------------------------------------------------------------------------
GAMCO WESTWOOD INCOME FUND
--------------------------------------------------------------------------------
Financial Services ...................................................   19.4%
U.S. Government Agency Obligations ...................................   12.6%
Banking ..............................................................   11.8%
U.S. Government Obligations ..........................................    8.0%
Energy and Utilities: Oil ............................................    6.4%
Food and Beverage ....................................................    6.3%
Business Services ....................................................    5.6%
Energy and Utilities: Integrated .....................................    5.2%
Telecommunications ...................................................    4.4%
Health Care ..........................................................    4.4%
Energy and Utilities: Services .......................................    2.9%
Diversified Industrial ...............................................    2.3%
Specialty Chemicals ..................................................    2.1%
Broadcasting .........................................................    2.0%
Computer Software and Services .......................................    1.8%
Energy and Utilities: Natural Gas ....................................    1.8%
Electronics ..........................................................    1.5%
Retail ...............................................................    1.3%
Metals and Mining ....................................................    1.2%
Other Assets and Liabilities (Net) ...................................   (1.0)%
                                                                        -------
                                                                        100.0%
                                                                        =======

THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------
We have separated the portfolio managers' commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentaries are unrestricted. The financial statements and investment portfolio are mailed separately from the commentaries. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        MARKET
   SHARES                                                                                               COST            VALUE
------------                                                                                        ------------   ---------------
               COMMON STOCKS -- 67.5%
               AEROSPACE -- 0.3%
      15,000   Herley Industries Inc.+ ..........................................................   $    180,664   $       155,100
         500   Innovative Solutions & Support Inc.+ .............................................          8,973             5,285
                                                                                                    ------------   ---------------
                                                                                                         189,637           160,385
                                                                                                    ------------   ---------------
               AGRICULTURE -- 0.6%
         225   J.G. Boswell Co. .................................................................        144,676           208,125
         540   Limoneira Co. ....................................................................        134,325           125,280
                                                                                                    ------------   ---------------
                                                                                                         279,001           333,405
                                                                                                    ------------   ---------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
         200   Amerityre Corp.+ .................................................................          1,108               404
      50,000   Earl Scheib Inc.+ ................................................................        243,865           132,000
      24,000   Midas Inc.+ ......................................................................        357,950           412,560
      21,000   Proliance International Inc.+ ....................................................         98,964            38,220
       1,000   Puradyn Filter Technologies Inc.+ ................................................          1,645               320
     197,700   Standard Motor Products Inc. .....................................................      1,621,154         1,209,924
                                                                                                    ------------   ---------------
                                                                                                       2,324,686         1,793,428
                                                                                                    ------------   ---------------
               AVIATION: PARTS AND SERVICES -- 1.4%
         800   Curtiss-Wright Corp. .............................................................          8,610            33,184
       6,200   Kaman Corp. ......................................................................         92,246           175,398
     265,410   The Fairchild Corp., Cl. A+ ......................................................        920,039           605,135
                                                                                                    ------------   ---------------
                                                                                                       1,020,895           813,717
                                                                                                    ------------   ---------------
               BROADCASTING -- 1.8%
      50,000   Acme Communications Inc.+ ........................................................        299,086           101,000
      26,000   Beasley Broadcast Group Inc., Cl. A ..............................................        245,872            92,560
      50,000   Citadel Broadcasting Corp. .......................................................         77,290            83,000
      44,000   Crown Media Holdings Inc., Cl. A+ ................................................        348,173           227,480
      25,000   Equity Media Holdings Corp.+ .....................................................        126,560            40,500
      10,000   Fisher Communications Inc.+ ......................................................        413,617           311,600
         924   Granite Broadcasting Corp.+ ......................................................         24,812            15,715
      23,000   Gray Television Inc. .............................................................        212,749           130,870
      12,000   Salem Communications Corp., Cl. A ................................................        124,055            48,120
      38,000   Young Broadcasting Inc., Cl. A+ ..................................................        263,049            28,880
                                                                                                    ------------   ---------------
                                                                                                       2,135,263         1,079,725
                                                                                                    ------------   ---------------
               BUILDING AND CONSTRUCTION -- 0.4%
       4,000   Huttig Building Products Inc.+ ...................................................         13,358             9,280
       8,500   Material Sciences Corp.+ .........................................................        104,514            65,960
       6,200   The Monarch Cement Co. ...........................................................        146,839           186,000
                                                                                                    ------------   ---------------
                                                                                                         264,711           261,240
                                                                                                    ------------   ---------------
               BUSINESS SERVICES -- 2.7%
     150,000   AMICAS Inc.+ .....................................................................        709,160           337,500
      28,000   ANC Rental Corp.+ ................................................................            840                 5
         103   Chazak Value Corp.+ ..............................................................              0               200
      99,000   Edgewater Technology Inc.+ .......................................................        474,450           521,730
      67,500   Nashua Corp.+ ....................................................................        551,362           741,825
         500   StarTek Inc.+ ....................................................................          8,375             4,605
                                                                                                    ------------   ---------------
                                                                                                       1,744,187         1,605,865
                                                                                                    ------------   ---------------
               CABLE -- 0.0%
      90,000   Adelphia Communications Corp., Cl. A+ (a) ........................................         15,750                 0
      90,000   Adelphia Communications Corp., Cl. A, Escrow+ (a) ................................              0                 0
       2,500   Outdoor Channel Holdings Inc.+ ...................................................         24,825            18,375
                                                                                                    ------------   ---------------
                                                                                                          40,575            18,375
                                                                                                    ------------   ---------------
               CLOSED-END BUSINESS DEVELOPMENT COMPANY -- 0.7%
      27,000   MVC Capital Inc. .................................................................        270,762           411,480
                                                                                                    ------------   ---------------

                                                                                                                        MARKET
   SHARES                                                                                               COST            VALUE
------------                                                                                        ------------   ---------------
               COMMUNICATIONS EQUIPMENT -- 0.2%
      10,000   Communications Systems Inc. ......................................................   $     84,990   $       107,700
       1,000   Technical Communications Corp.+ ..................................................          6,727             5,190
      40,000   ViewCast.com Inc.+ ...............................................................         18,600            16,000
                                                                                                    ------------   ---------------
                                                                                                         110,317           128,890
                                                                                                    ------------   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
      19,000   Furmanite Corp.+ .................................................................         79,436           161,500
       1,910   Gemalto NV+ ......................................................................         10,945            55,588
         834   Prosoft Learning Corp.+ ..........................................................         11,216                 3
     850,000   StorageNetworks Inc., Escrow+ (a) ................................................              0            25,500
       3,000   Tyler Technologies Inc.+ .........................................................         12,075            41,940
                                                                                                    ------------   ---------------
                                                                                                         113,672           284,531
                                                                                                    ------------   ---------------
               CONSUMER PRODUCTS -- 1.7%
      17,000   Adams Golf Inc.+ .................................................................        115,878           141,100
       1,000   Ducati Motor Holding SpA, ADR+ ...................................................         15,665            26,605
       5,000   Levcor International Inc.+ .......................................................         15,701             1,450
       4,500   Marine Products Corp. ............................................................          4,609            36,360
         300   National Presto Industries Inc. ..................................................          8,618            15,720
     133,400   Schiff Nutrition International Inc. ..............................................        259,614           799,066
      41,530   Syratech Corp.+ ..................................................................         10,383               830
                                                                                                    ------------   ---------------
                                                                                                         430,468         1,021,131
                                                                                                    ------------   ---------------
               CONSUMER SERVICES -- 0.0%
       1,000   Collectors Universe Inc. .........................................................          3,530            10,390
                                                                                                    ------------   ---------------
               DIVERSIFIED INDUSTRIAL -- 4.7%
       6,500   Ampco-Pittsburgh Corp. ...........................................................        130,000           279,435
         200   Burnham Holdings Inc., Cl. A .....................................................          3,294             2,925
      25,000   Haulotte Group ...................................................................        134,090           568,747
      30,000   Hawk Corp., Cl. A+ ...............................................................        481,217           525,600
      94,000   Katy Industries Inc.+ ............................................................        342,483           145,700
      80,000   Magnetek Inc.+ ...................................................................        370,614           275,200
      20,000   National Patent Development Corp.+ ...............................................         50,340            48,000
      10,000   RWC Inc.+ ........................................................................        217,878            17,750
     431,000   Stamford Industrial Group Inc.+ ..................................................        178,289           581,850
      36,800   Tech/Ops Sevcon Inc. .............................................................        220,725           257,600
      24,000   WHX Corp.+ .......................................................................        317,721            63,000
                                                                                                    ------------   ---------------
                                                                                                       2,446,651         2,765,807
                                                                                                    ------------   ---------------
               EDUCATIONAL SERVICES -- 0.0%
         600   Universal Technical Institute Inc.+ ..............................................         12,149             7,038
                                                                                                    ------------   ---------------
               ELECTRONICS -- 1.5%
      50,000   Alliance Semiconductor Corp. .....................................................        159,909            55,500
       2,500   Bel Fuse Inc., Cl. A .............................................................         80,685            78,475
      65,200   California Micro Devices Corp.+ ..................................................        271,367           191,688
      16,000   CTS Corp. ........................................................................        140,236           171,200
       5,000   Methode Electronics Inc. .........................................................         46,441            58,450
       1,000   Schmitt Industries Inc.+ .........................................................          6,409             5,950
      20,000   SIRIT Inc.+ ......................................................................         11,714             5,456
      20,000   Stoneridge Inc.+ .................................................................        194,714           269,000
         178   Trimble Navigation Ltd.+ .........................................................          4,954             5,100
       3,500   Zoran Corp.+ .....................................................................         22,500            47,810
                                                                                                    ------------   ---------------
                                                                                                         938,929           888,629
                                                                                                    ------------   ---------------
               ENERGY AND UTILITIES: ELECTRIC -- 0.8%
       6,000   Maine & Maritimes Corp.+ .........................................................        176,736           166,800
      11,050   Unitil Corp. .....................................................................        290,031           297,798
                                                                                                    ------------   ---------------
                                                                                                         466,767           464,598
                                                                                                    ------------   ---------------

                 See accompanying notes to financial statements.

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        MARKET
   SHARES                                                                                               COST            VALUE
------------                                                                                        ------------   ---------------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: INTEGRATED -- 1.8%
      25,000   Aquila Inc.+ .....................................................................   $     71,600   $        80,250
      49,950   Florida Public Utilities Co. .....................................................        497,334           556,943
       6,000   MGE Energy Inc. ..................................................................        189,291           204,360
         800   Pardee Resources Co. Inc. ........................................................         72,100           189,200
      95,200   Progress Energy Inc., CVO+ (a) ...................................................         10,472            31,416
                                                                                                    ------------   ---------------
                                                                                                         840,797         1,062,169
                                                                                                    ------------   ---------------
               ENERGY AND UTILITIES: NATURAL GAS -- 2.2%
       7,400   Chesapeake Utilities Corp. .......................................................        207,025           219,336
      30,000   Corning Natural Gas Corp.+ .......................................................        466,159           483,000
       2,000   EnergySouth Inc. .................................................................         79,670           104,380
       2,000   Evergreen Energy Inc.+ ...........................................................         10,040             3,080
      31,200   PetroCorp Escrow Shares+ (a) .....................................................              0             1,872
      16,000   RGC Resources Inc. ...............................................................        348,522           445,760
      19,400   U.S. Energy Corp. ................................................................         83,121            64,990
                                                                                                    ------------   ---------------
                                                                                                       1,194,537         1,322,418
                                                                                                    ------------   ---------------
               ENERGY AND UTILITIES: SERVICES -- 1.8%
      10,000   Acergy SA, ADR ...................................................................         33,524           213,500
         950   Covanta Holding Corp.+ ...........................................................          3,996            26,125
      53,000   RPC Inc. .........................................................................        227,439           805,070
                                                                                                    ------------   ---------------
                                                                                                         264,959         1,044,695
                                                                                                    ------------   ---------------
               ENERGY AND UTILITIES: WATER -- 1.1%
       4,500   Artesian Resources Corp., Cl. A ..................................................         48,062            83,385
       2,500   California Water Service Group ...................................................         55,553            95,375
       4,000   Consolidated Water Co. Ltd. ......................................................         55,124            88,120
       5,700   Middlesex Water Co. ..............................................................         96,987           103,512
       2,000   Pennichuck Corp. .................................................................         45,657            46,200
       8,000   SJW Corp. ........................................................................         98,372           228,720
                                                                                                    ------------   ---------------
                                                                                                         399,755           645,312
                                                                                                    ------------   ---------------
               ENTERTAINMENT -- 1.7%
      12,500   Canterbury Park Holding Corp. ....................................................        129,392           118,125
       1,802   Chestnut Hill Ventures+ (a) ......................................................         67,956            50,733
      34,000   Dover Motorsports Inc. ...........................................................        170,332           209,100
      21,000   Jetix Europe NV ..................................................................        122,472           596,770
         800   LodgeNet Entertainment Corp.+ ....................................................          8,800             4,872
       5,000   Triple Crown Media Inc.+ .........................................................         30,966            13,950
                                                                                                    ------------   ---------------
                                                                                                         529,918           993,550
                                                                                                    ------------   ---------------
               ENVIRONMENTAL CONTROL -- 0.0%
      10,000   BioteQ Environmental Technologies Inc.+ ..........................................         16,559            33,124
         500   Sharps Compliance Corp.+ .........................................................          1,265             1,175
                                                                                                    ------------   ---------------
                                                                                                          17,824            34,299
                                                                                                    ------------   ---------------
               EQUIPMENT AND SUPPLIES -- 6.3%
     130,800   Baldwin Technology Co. Inc., Cl. A+ ..............................................        308,707           336,156
      15,000   Capstone Turbine Corp.+ ..........................................................         27,450            31,800
      21,500   Cherokee International Corp.+ ....................................................        100,897            40,205
      14,000   Core Molding Technologies Inc.+ ..................................................         51,468            99,750
       6,100   Fedders Corp.+ ...................................................................          1,645                55
       1,000   Genoil Inc.+ .....................................................................            225               536
      10,000   Gerber Scientific Inc.+ ..........................................................         82,578            88,900
       8,500   Gildemeister AG ..................................................................         61,536           213,905
       4,000   GrafTech International Ltd.+ .....................................................         24,000            64,840
      40,000   Industrial Distribution Group Inc.+ ..............................................        426,349           401,600
      20,000   L.S. Starrett Co., Cl. A .........................................................        326,600           384,800
      20,000   Maezawa Kyuso Industries Co. Ltd. ................................................        108,117           380,217
       9,000   Mine Safety Appliances Co. .......................................................        294,989           370,710

                                                                                                                        MARKET
   SHARES                                                                                               COST            VALUE
------------                                                                                        ------------   ---------------
      13,600   SL Industries Inc.+ ..............................................................   $     84,464   $       270,640
       1,000   SRS Labs Inc.+ ...................................................................          5,500             5,320
       5,000   The Eastern Co. ..................................................................         50,980            78,250
     170,000   TransAct Technologies Inc.+ ......................................................      1,075,474           834,700
       9,000   Vicor Corp. ......................................................................         99,181           107,460
         500   Watts Water Technologies Inc., Cl. A .............................................          7,648            14,015
                                                                                                    ------------   ---------------
                                                                                                       3,137,808         3,723,859
                                                                                                    ------------   ---------------
               FINANCIAL SERVICES -- 10.0%
       2,000   Bank of Florida Corp.+ ...........................................................         24,323            20,280
      16,100   Berkshire Bancorp Inc. ...........................................................        219,414           231,840
          75   Burke & Herbert Bank and Trust Co. ...............................................         95,726            94,200
      26,000   Crazy Woman Creek Bancorp Inc. ...................................................        444,343           504,400
     181,000   Epoch Holding Corp. ..............................................................        469,220         2,168,380
          20   Farmers & Merchants Bank of Long Beach ...........................................        131,500           131,800
       6,000   Fidelity Southern Corp. ..........................................................         53,378            50,460
      30,300   Flushing Financial Corp. .........................................................        454,751           532,674
       5,400   Gateway Financial Holdings Inc. ..................................................         70,841            57,240
          10   Guaranty Corp., Cl. A+ ...........................................................        137,500           160,250
      40,000   Integrity Mutual Funds Inc.+ .....................................................         35,200            19,200
      70,000   Ladenburg Thalmann Financial Services Inc.+ ......................................         50,558           130,900
       5,000   Nara Bancorp Inc. ................................................................         63,818            64,950
      11,055   New York Community Bancorp Inc. ..................................................        143,811           201,422
       5,697   Northrim BanCorp Inc. ............................................................        119,035           103,571
       7,400   Oritani Financial Corp.+ .........................................................         97,879           112,258
       6,400   Parish National Corp. ............................................................        238,648           489,600
       9,167   Patriot National Bancorp Inc. ....................................................        141,747           138,651
       5,000   Provident New York Bancorp .......................................................         74,850            67,500
       3,000   Seacoast Banking Corp. of Florida ................................................         40,200            32,850
         116   Sunwest Bank+ ....................................................................        322,722           307,400
      19,000   SWS Group Inc. ...................................................................        238,753           232,370
       1,000   TIB Financial Corp. ..............................................................          7,780             8,000
       8,100   Wilshire Bancorp Inc. ............................................................         72,738            61,884
                                                                                                    ------------   ---------------
                                                                                                       3,748,735         5,922,080
                                                                                                    ------------   ---------------
               FOOD AND BEVERAGE -- 1.6%
       2,500   Boston Beer Co. Inc., Cl. A+ .....................................................         55,125           118,850
       4,000   Genesee Corp., Cl. A+ (a) ........................................................          4,060                 0
      30,100   Genesee Corp., Cl. B+ (a) ........................................................         13,986                 0
         800   Hanover Foods Corp., Cl. A+ ......................................................         81,372            75,200
       2,000   J & J Snack Foods Corp. ..........................................................         28,830            54,940
      40,000   Lifeway Foods Inc.+ ..............................................................        254,230           427,200
      14,000   MGP Ingredients Inc. .............................................................         67,550            97,860
       7,000   Rock Field Co. Ltd. ..............................................................        113,721           110,674
         900   Scheid Vineyards Inc., Cl. A+ ....................................................         29,446            27,900
       1,000   The Inventure Group Inc.+ ........................................................          2,660             1,740
       6,400   Willamette Valley Vineyards Inc.+ ................................................         41,644            46,400
                                                                                                    ------------   ---------------
                                                                                                         692,624           960,764
                                                                                                    ------------   ---------------
               HEALTH CARE -- 7.3%
      21,000   AFP Imaging Corp.+ ...............................................................         45,653            10,342
       2,000   Alpharma Inc., Cl. A+ ............................................................         44,140            52,420
      60,000   BioLase Technology Inc.+ .........................................................        579,811           185,400
      10,000   Boiron SA ........................................................................        166,957           277,703
       1,000   Bruker Corp.+ ....................................................................          5,980            15,390
      21,000   Continucare Corp.+ ...............................................................         57,080            52,290
      96,000   Del Global Technologies Corp.+ ...................................................        205,665           225,600
       4,000   DexCom Inc.+ .....................................................................         58,335            16,560
       1,000   Elite Pharmaceuticals Inc., Cl. A+ ...............................................          2,690               920

                 See accompanying notes to financial statements.

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        MARKET
   SHARES                                                                                               COST            VALUE
------------                                                                                        ------------   ---------------
               COMMON STOCKS (CONTINUED)
               HEALTH CARE (CONTINUED)
       8,000   Exactech Inc.+ ...................................................................   $    126,891   $       201,520
      22,000   Heska Corp.+ .....................................................................         48,780            34,980
       8,000   I-Flow Corp.+ ....................................................................        106,998           112,240
      70,400   IntriCon Corp.+ ..................................................................        232,193           562,496
       2,000   ICU Medical Inc.+ ................................................................         56,325            57,540
       5,000   Inverness Medical Innovations Inc.+ ..............................................         94,541           150,500
      10,000   Langer Inc.+ .....................................................................         49,577            20,900
      32,000   Matrixx Initiatives Inc.+ ........................................................        510,149           468,480
      10,000   Monogram Biosciences Inc.+ .......................................................         15,050            10,600
      21,000   Neogen Corp.+ ....................................................................        160,903           527,100
       2,500   NMT Medical Inc.+ ................................................................          7,858             9,700
       5,000   Opko Health Inc.+ ................................................................         20,353            10,400
       1,000   Orthofix International NV+ .......................................................         27,010            39,770
       6,000   Pain Therapeutics Inc.+ ..........................................................         46,488            50,700
      10,000   PreMD Inc.+ ......................................................................         18,320             2,400
      20,000   Quidel Corp.+ ....................................................................         88,363           321,200
      37,415   RTI Biologics Inc.+ ..............................................................        321,817           353,572
         400   Sirona Dental Systems Inc.+ ......................................................          7,800            10,788
      66,000   Sonic Innovations Inc.+ ..........................................................        331,740           318,780
       1,000   ThermoGenesis Corp.+ .............................................................          2,520             1,630
      16,000   United-Guardian Inc. .............................................................        154,087           163,840
       3,000   Young Innovations Inc. ...........................................................         81,168            51,960
                                                                                                    ------------   ---------------
                                                                                                       3,675,242         4,317,721
                                                                                                    ------------   ---------------
               HOTELS AND GAMING -- 1.3%
       4,000   Dover Downs Gaming & Entertainment Inc. ..........................................         24,903            34,040
       2,000   Florida Gaming Corp.+ ............................................................          6,950            31,000
       8,500   Multimedia Games Inc.+ ...........................................................         76,734            45,390
      26,300   Sonesta International Hotels Corp., Cl. A ........................................      1,108,272           650,925
                                                                                                    ------------   ---------------
                                                                                                       1,216,859           761,355
                                                                                                    ------------   ---------------
               MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.3%
      82,000   Cavalier Homes Inc.+ .............................................................        437,972           129,560
       8,000   Cavco Industries Inc.+ ...........................................................        148,769           280,320
       9,000   Nobility Homes Inc. ..............................................................        141,603           157,500
      13,000   Palm Harbor Homes Inc.+ ..........................................................        244,324            68,380
       5,000   Skyline Corp. ....................................................................        169,393           139,100
                                                                                                    ------------   ---------------
                                                                                                       1,142,061           774,860
                                                                                                    ------------   ---------------
               METALS AND MINING -- 0.0%
     615,000   Royal Oak Mines Inc.+ (a) ........................................................          2,314                 0
       4,000   Uranium Resources Inc.+ ..........................................................         22,056            23,960
                                                                                                    ------------   ---------------
                                                                                                          24,370            23,960
                                                                                                    ------------   ---------------
               PAPER AND FOREST PRODUCTS -- 0.3%
         700   Keweenaw Land Association Ltd. ...................................................        130,662           171,500
                                                                                                    ------------   ---------------
               PHARMACEUTICALS -- 0.9%
       1,000   Bentley Pharmaceuticals Inc.+ ....................................................         15,730            16,250
      30,000   CollaGenex Pharmaceuticals Inc.+ .................................................        490,449           497,100
                                                                                                    ------------   ---------------
                                                                                                         506,179           513,350
                                                                                                    ------------   ---------------
               PUBLISHING -- 0.2%
      14,001   PRIMEDIA Inc. ....................................................................        139,299           102,907
                                                                                                    ------------   ---------------
               REAL ESTATE -- 1.5%
       6,100   Bresler & Reiner Inc. ............................................................        201,306           118,188
       6,000   Capital Properties Inc., Cl. A ...................................................         97,890           106,500
      15,900   Griffin Land & Nurseries Inc. ....................................................        325,772           548,391
       3,000   Gyrodyne Co. of America Inc.+ ....................................................         53,308           120,375
         400   Holobeam Inc.+ ...................................................................         15,500            10,600
       2,508   Royalty LLC+ (a)(b) ..............................................................              0             4,685
                                                                                                    ------------   ---------------
                                                                                                         693,776           908,739
                                                                                                    ------------   ---------------

                                                                                                                         MARKET
   SHARES                                                                                               COST             VALUE
------------                                                                                        ------------   ---------------
               RESTAURANTS -- 0.5%
      17,000   Nathan's Famous Inc.+ ............................................................   $    119,527   $       238,000
       8,000   The Steak n Shake Co.+ ...........................................................        103,837            62,960
                                                                                                    ------------   ---------------
                                                                                                         223,364           300,960
                                                                                                    ------------   ---------------
               RETAIL -- 0.5%
       4,000   Bowlin Travel Centers Inc.+ ......................................................          7,328             6,400
      16,000   CoolBrands International Inc.+ ...................................................         37,057            13,094
      10,000   Movado Group Inc. ................................................................        145,136           194,900
       1,400   Village Super Market Inc., Cl. A .................................................         64,779            72,100
                                                                                                    ------------   ---------------
                                                                                                         254,300           286,494
                                                                                                    ------------   ---------------
               SPECIALTY CHEMICALS -- 3.1%
     267,226   General Chemical Group Inc.+ .....................................................         59,859             8,685
      30,000   Hawkins Inc. .....................................................................        380,688           456,000
       1,000   KMG Chemicals Inc. ...............................................................          3,270            15,430
      55,000   Omnova Solutions Inc.+ ...........................................................        302,075           219,450
      70,000   Zep Inc. .........................................................................        909,647         1,135,400
                                                                                                    ------------   ---------------
                                                                                                       1,655,539         1,834,965
                                                                                                    ------------   ---------------
               TELECOMMUNICATIONS -- 2.5%
       1,000   Ambient Corp.+ ...................................................................            280                39
       1,000   Applied Signal Technology Inc. ...................................................         16,330            11,800
         175   Consolidated Communications Holdings Inc. ........................................          3,118             2,649
      24,000   D&E Communications Inc. ..........................................................        265,251           213,600
       2,000   Electronic Systems Technology Inc. ...............................................          1,410             1,600
      33,000   HickoryTech Corp. ................................................................        337,919           269,610
          80   Horizon Telecom Inc., Cl. A ......................................................          9,250            10,200
         350   Horizon Telecom Inc., Cl. B ......................................................         39,964            31,500
       1,400   Lexcom Inc., Cl. B, Non-Voting+ ..................................................         78,659            88,900
      31,300   New Ulm Telecom Inc. .............................................................        344,392           336,475
      10,000   PNV Inc.+ ........................................................................              3                18
       2,500   Preformed Line Products Co. ......................................................        115,368           121,700
      18,000   Shenandoah Telecommunications Co. ................................................         94,686           267,120
      33,000   Sycamore Networks Inc.+ ..........................................................        107,085           120,780
         152   Telecorp Escrow Shares (a) .......................................................              0                 0
       2,305   Virgin Media Inc. ................................................................         31,540            32,431
                                                                                                    ------------   ---------------
                                                                                                       1,445,255         1,508,422
                                                                                                    ------------   ---------------
               TRANSPORTATION -- 0.6%
      19,400   Providence and Worcester Railroad Co. ............................................        340,743           373,450
         400   Trailer Bridge Inc.+ .............................................................          4,452             3,548
                                                                                                    ------------   ---------------
                                                                                                         345,195           376,998
                                                                                                    ------------   ---------------
               WIRELESS COMMUNICATIONS -- 0.7%
       9,000   Rural Cellular Corp., Cl. A+ .....................................................          7,830           398,070
                                                                                                    ------------   ---------------
               TOTAL COMMON STOCKS ..............................................................     35,079,088        40,038,081
                                                                                                    ------------   ---------------

               PREFERRED STOCKS -- 0.9%
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.9%
      16,000   Jungheinrich AG Pfd. .............................................................        129,990           580,982
                                                                                                    ------------   ---------------

               CONVERTIBLE PREFERRED STOCKS -- 0.1%
               BUSINESS SERVICES -- 0.0%
         150   Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A+ (a)(b)(c) ............         13,849               300
                                                                                                    ------------   ---------------
               FOOD AND BEVERAGE -- 0.1%
       2,400   Seneca Foods Corp., Cv. Pfd., Ser. 2003+ .........................................         36,600            48,384
                                                                                                    ------------   ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS ...............................................         50,449            48,684
                                                                                                    ------------   ---------------

                 See accompanying notes to financial statements.

GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       MARKET
   SHARES                                                                                               COST            VALUE
------------                                                                                        ------------   ---------------
               WARRANTS -- 0.1%
               BROADCASTING -- 0.0%
          64   Granite Broadcasting Corp., Ser. A, expire 06/04/12+ .............................   $          0   $            19
          64   Granite Broadcasting Corp., Ser. B, expire 06/04/12+ .............................              0                16
                                                                                                    ------------   ---------------
                                                                                                               0                35
                                                                                                    ------------   ---------------
               BUSINESS SERVICES -- 0.0%
       1,666   Avalon Digital Marketing Systems Inc., expire 11/11/11+ (a)(b) ...................              0                 0
                                                                                                    ------------   ---------------
               ENERGY AND UTILITIES: ELECTRIC -- 0.1%
       1,680   British Energy Group plc, expire 01/17/10+ .......................................          5,488            18,421
      15,000   Corning Natural Gas Corp., expire 08/17/11+ ......................................              0            27,000
                                                                                                    ------------   ---------------
                                                                                                           5,488            45,421
                                                                                                    ------------   ---------------
               TOTAL WARRANTS ...................................................................          5,488            45,456
                                                                                                    ------------   ---------------

 PRINCIPAL                                                                                                             MARKET
  AMOUNT                                                                                                COST            VALUE
------------                                                                                        ------------   ---------------
               U.S. GOVERNMENT OBLIGATIONS -- 31.1%
               U.S. TREASURY BILLS -- 28.2%
$ 16,817,000   U.S. Treasury Bills, 0.446% to 2.181%++, 04/03/08 to 09/18/08 ....................   $ 16,761,576   $    16,758,741
                                                                                                    ------------   ---------------
               U.S. TREASURY NOTES -- 2.9%
   1,675,000   U.S. Treasury Note, 5.000%, 07/31/08 .............................................      1,690,925         1,695,284
                                                                                                    ------------   ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS ................................................     18,452,501        18,454,025
                                                                                                    ------------   ---------------
               TOTAL INVESTMENTS -- 99.7% .......................................................   $ 53,717,516        59,167,228
                                                                                                    ============
               OTHER ASSETS AND LIABILITIES (NET) -- 0.3% ......................................................           155,465
                                                                                                                   ---------------
               NET ASSETS -- 100.0% ............................................................................   $    59,322,693
                                                                                                                   ===============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2008, the market value of fair valued securities amounted to $114,506 or 0.19% of total net assets.

(b) At March 31, 2008, the Fund held investments in restricted and illiquid securities amounting to $4,985 or 0.01% of total net assets, which were valued under methods approved by the Board of Trustees, as follows:

                                                                                                                        03/31/08
                                                                                                                        CARRYING
ACQUISITION                                                                         ACQUISITION      ACQUISITION          VALUE
   SHARES      ISSUER                                                                  DATE             COST            PER UNIT
------------   -------                                                              -------------   ------------   ---------------
       1,666   Avalon Digital Marketing Systems Inc., Warrants expire 11/11/11 ..        04/03/00             --   $        0.0000

         150   Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A .......        05/03/02   $     13,849            2.0000

       2,508   Royalty LLC ......................................................        09/09/03             --            1.8680

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the market value of the Rule 144A security amounted to $300 or 0.00% of total net assets.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
CVO   Contingent Value Obligation

                 See accompanying notes to financial statements.

GAMCO WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       MARKET
   SHARES                                                                                             COST             VALUE
------------                                                                                     ---------------   ---------------
               COMMON STOCKS -- 96.7%
               AVIATION: PARTS AND SERVICES -- 2.4%
      64,300   United Technologies Corp. .....................................................   $     3,780,972   $     4,425,126
                                                                                                 ---------------   ---------------
               BANKING -- 7.2%
      61,700   Bank of America Corp. .........................................................         2,808,219         2,339,047
     104,033   Citigroup Inc. ................................................................         3,923,571         2,228,387
     117,800   Comerica Inc. .................................................................         5,415,968         4,132,424
     112,284   JPMorgan Chase & Co. ..........................................................         4,323,880         4,822,598
                                                                                                 ---------------   ---------------
                                                                                                      16,471,638        13,522,456
                                                                                                 ---------------   ---------------
               BUSINESS SERVICES -- 7.8%
     134,800   Accenture Ltd., Cl. A .........................................................         5,274,790         4,740,916
     117,400   Automatic Data Processing Inc. ................................................         4,908,489         4,976,586
      22,100   MasterCard Inc., Cl. A ........................................................         3,479,398         4,928,079
                                                                                                 ---------------   ---------------
                                                                                                      13,662,677        14,645,581
                                                                                                 ---------------   ---------------
               COMMUNICATIONS EQUIPMENT -- 2.5%
     195,200   Cisco Systems Inc.+ ...........................................................         5,113,603         4,702,368
                                                                                                 ---------------   ---------------
               COMPUTER HARDWARE -- 2.4%
      39,100   International Business Machines Corp. .........................................         4,090,896         4,501,974
                                                                                                 ---------------   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 5.0%
     168,400   Microsoft Corp. ...............................................................         4,812,642         4,779,192
     233,200   Oracle Corp.+ .................................................................         3,675,126         4,561,392
                                                                                                 ---------------   ---------------
                                                                                                       8,487,768         9,340,584
                                                                                                 ---------------   ---------------
               CONSUMER PRODUCTS -- 7.6%
      64,480   Altria Group Inc. .............................................................         1,282,205         1,431,456
      61,000   Colgate-Palmolive Co. .........................................................         3,466,989         4,752,510
      70,400   NIKE Inc., Cl. B ..............................................................         4,060,847         4,787,200
      64,480   Philip Morris International Inc.+ .............................................         2,991,811         3,261,398
                                                                                                 ---------------   ---------------
                                                                                                      11,801,852        14,232,564
                                                                                                 ---------------   ---------------
               DIVERSIFIED INDUSTRIAL -- 5.0%
     138,200   General Electric Co. ..........................................................         4,118,799         5,114,782
      39,700   ITT Corp. .....................................................................         1,822,809         2,056,857
      40,300   Textron Inc. ..................................................................         1,663,264         2,233,426
                                                                                                 ---------------   ---------------
                                                                                                       7,604,872         9,405,065
                                                                                                 ---------------   ---------------
               ELECTRONICS -- 1.3%
      34,400   MEMC Electronic Materials Inc.+ ...............................................         2,061,319         2,438,960
                                                                                                 ---------------   ---------------
               ENERGY: INTEGRATED -- 9.7%
     106,800   Dominion Resources Inc. .......................................................         4,592,276         4,361,712
      56,100   Exelon Corp. ..................................................................         3,108,375         4,559,247
      90,400   McDermott International Inc.+ .................................................         4,132,894         4,955,728
     116,500   PG&E Corp. ....................................................................         4,703,202         4,289,530
                                                                                                 ---------------   ---------------
                                                                                                      16,536,747        18,166,217
                                                                                                 ---------------   ---------------
               ENERGY: NATURAL GAS -- 1.5%
      23,606   Apache Corp. ..................................................................         1,521,911         2,852,077
                                                                                                 ---------------   ---------------

                                                                                                                       MARKET
   SHARES                                                                                             COST             VALUE
------------                                                                                     ---------------   ---------------
               ENERGY: OIL -- 11.2%
      61,700   ConocoPhillips ................................................................   $     3,404,081   $     4,702,157
      52,000   Exxon Mobil Corp. .............................................................         2,168,886         4,398,160
      96,400   Marathon Oil Corp. ............................................................         4,216,466         4,395,840
      58,035   Murphy Oil Corp. ..............................................................         3,074,258         4,766,995
      37,010   Occidental Petroleum Corp. ....................................................         1,521,739         2,708,021
                                                                                                 ---------------   ---------------
                                                                                                      14,385,430        20,971,173
                                                                                                 ---------------   ---------------
               ENTERTAINMENT -- 2.6%
     153,200   The Walt Disney Co. ...........................................................         5,388,054         4,807,416
                                                                                                 ---------------   ---------------
               FINANCIAL SERVICES -- 9.7%
      33,600   Arch Capital Group Ltd.+ ......................................................         2,427,172         2,307,312
      23,700   Franklin Resources Inc. .......................................................         2,301,332         2,298,663
      61,600   Hartford Financial Services Group Inc. ........................................         5,327,468         4,667,432
      56,900   Lazard Ltd., Cl. A ............................................................         2,680,989         2,173,580
     105,800   The Bank of New York Mellon Corp. .............................................         4,544,793         4,415,034
      83,300   Wells Fargo & Co. .............................................................         2,330,262         2,424,030
                                                                                                 ---------------   ---------------
                                                                                                      19,612,016        18,286,051
                                                                                                 ---------------   ---------------
               FOOD AND BEVERAGE -- 1.9%
      60,000   General Mills Inc.                                                                      3,212,008         3,592,800
                                                                                                 ---------------   ---------------
               HEALTH CARE -- 4.8%
      71,200   Johnson & Johnson .............................................................         4,685,481         4,618,744
     208,900   Pfizer Inc. ...................................................................         5,215,762         4,372,277
                                                                                                 ---------------   ---------------
                                                                                                       9,901,243         8,991,021
                                                                                                 ---------------   ---------------
               METALS AND MINING -- 2.4%
      47,500   Freeport-McMoRan Copper & Gold Inc. ...........................................         3,443,271         4,570,450
                                                                                                 ---------------   ---------------
               REAL ESTATE INVESTMENT TRUSTS -- 2.6%
      83,300   ProLogis ......................................................................         4,459,928         4,903,038
                                                                                                 ---------------   ---------------
               RETAIL -- 2.8%
     128,100   CVS Caremark Corp. ............................................................         4,047,749         5,189,331
                                                                                                 ---------------   ---------------
               TELECOMMUNICATIONS -- 5.2%
     124,500   AT&T Inc. .....................................................................         4,515,970         4,768,350
     137,204   Verizon Communications Inc. ...................................................         4,856,368         5,001,086
                                                                                                 ---------------   ---------------
                                                                                                       9,372,338         9,769,436
                                                                                                 ---------------   ---------------
               TRANSPORTATION -- 1.1%
      84,100   Eagle Bulk Shipping Inc. ......................................................         1,603,929         2,166,416
                                                                                                 ---------------   ---------------
               TOTAL COMMON STOCKS ...........................................................       166,560,221       181,480,104
                                                                                                 ---------------   ---------------
               TOTAL INVESTMENTS -- 96.7%                                                        $   166,560,221       181,480,104
                                                                                                 ===============
               OTHER ASSETS AND LIABILITIES (NET) -- 3.3%                                                                6,248,035
                                                                                                                   ---------------
               NET ASSETS -- 100.0% ............................................................................   $   187,728,139
                                                                                                                   ===============

----------
+     Non-income producing security.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       MARKET
   SHARES                                                                                             COST             VALUE
------------                                                                                     ---------------   ---------------
               COMMON STOCKS -- 59.3%
               AVIATION: PARTS AND SERVICES -- 1.6%
      35,000   United Technologies Corp. .....................................................   $     1,934,317   $     2,408,700
                                                                                                 ---------------   ---------------
               BANKING -- 4.4%
      30,100   Bank of America Corp. .........................................................         1,314,462         1,141,091
      50,233   Citigroup Inc. ................................................................         1,922,962         1,075,991
      57,700   Comerica Inc. .................................................................         2,679,611         2,024,116
      54,696   JPMorgan Chase & Co. ..........................................................         2,223,936         2,349,193
                                                                                                 ---------------   ---------------
                                                                                                       8,140,971         6,590,391
                                                                                                 ---------------   ---------------
               BUSINESS SERVICES -- 4.7%
      66,500   Accenture Ltd., Cl. A .........................................................         2,594,367         2,338,805
      55,300   Automatic Data Processing Inc. ................................................         2,342,795         2,344,167
      10,700   MasterCard Inc., Cl. A ........................................................         1,685,952         2,385,993
                                                                                                 ---------------   ---------------
                                                                                                       6,623,114         7,068,965
                                                                                                 ---------------   ---------------
               COMMUNICATIONS EQUIPMENT -- 1.5%
      93,800   Cisco Systems Inc.+ ...........................................................         2,454,323         2,259,642
                                                                                                 ---------------   ---------------
               COMPUTER HARDWARE -- 1.4%
      19,100   International Business Machines Corp. .........................................         2,028,319         2,199,174
                                                                                                 ---------------   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 2.9%
      78,000   Microsoft Corp. ...............................................................         2,192,863         2,213,640
     114,480   Oracle Corp.+ .................................................................         1,851,644         2,239,229
                                                                                                 ---------------   ---------------
                                                                                                       4,044,507         4,452,869
                                                                                                 ---------------   ---------------
               CONSUMER PRODUCTS -- 4.6%
      32,020   Altria Group Inc. .............................................................           632,632           710,844
      29,100   Colgate-Palmolive Co. .........................................................         1,611,691         2,267,181
      34,400   NIKE Inc., Cl. B ..............................................................         1,970,074         2,339,200
      32,020   Philip Morris International Inc.+ .............................................         1,476,142         1,619,572
                                                                                                 ---------------   ---------------
                                                                                                       5,690,539         6,936,797
                                                                                                 ---------------   ---------------
               DIVERSIFIED INDUSTRIAL -- 3.1%
      66,000   General Electric Co. ..........................................................         1,944,668         2,442,660
      21,590   ITT Corp. .....................................................................         1,062,115         1,118,578
      20,600   Textron Inc. ..................................................................           861,473         1,141,652
                                                                                                 ---------------   ---------------
                                                                                                       3,868,256         4,702,890
                                                                                                 ---------------   ---------------
               ELECTRONICS -- 0.8%
      17,100   MEMC Electronic Materials Inc.+ ...............................................         1,035,693         1,212,390
                                                                                                 ---------------   ---------------
               ENERGY: INTEGRATED -- 3.2%
      55,000   Dominion Resources Inc. .......................................................         2,353,966         2,246,200
      46,300   McDermott International Inc.+ .................................................         2,100,365         2,538,166
                                                                                                 ---------------   ---------------
                                                                                                       4,454,331         4,784,366
                                                                                                 ---------------   ---------------
               ENERGY: NATURAL GAS -- 0.9%
      11,855   Apache Corp. ..................................................................           776,121         1,432,321
                                                                                                 ---------------   ---------------
               ENERGY: OIL -- 7.0%
      31,200   ConocoPhillips ................................................................         1,919,714         2,377,752
      26,800   Exxon Mobil Corp. .............................................................         1,218,011         2,266,744
      47,630   Marathon Oil Corp. ............................................................         2,122,985         2,171,928
      29,986   Murphy Oil Corp. ..............................................................         1,592,098         2,463,050
      18,200   Occidental Petroleum Corp. ....................................................           740,410         1,331,694
                                                                                                 ---------------   ---------------
                                                                                                       7,593,218        10,611,168
                                                                                                 ---------------   ---------------
               ENTERTAINMENT -- 1.5%
      72,100   The Walt Disney Co. ...........................................................         2,539,328         2,262,498
                                                                                                 ---------------   ---------------
               FINANCIAL SERVICES -- 5.9%
      16,000   Arch Capital Group Ltd.+ ......................................................         1,155,834         1,098,720
      11,400   Franklin Resources Inc. .......................................................         1,084,461         1,105,686
      29,700   Hartford Financial Services Group Inc. ........................................         2,545,605         2,250,369

                                                                                                                       MARKET
   SHARES                                                                                             COST             VALUE
------------                                                                                     ---------------   ---------------
      29,400   Lazard Ltd., Cl. A ............................................................   $     1,372,824   $     1,123,080
      51,800   The Bank of New York Mellon Corp. .............................................         2,227,139         2,161,614
      41,600   Wells Fargo & Co. .............................................................         1,163,080         1,210,560
                                                                                                 ---------------   ---------------
                                                                                                       9,548,943         8,950,029
                                                                                                 ---------------   ---------------
               FOOD AND BEVERAGE -- 1.1%
      28,900   General Mills Inc. ............................................................         1,535,648         1,730,532
                                                                                                 ---------------   ---------------
               HEALTH CARE -- 3.0%
      34,600   Johnson & Johnson .............................................................         2,284,166         2,244,502
     110,500   Pfizer Inc. ...................................................................         2,723,091         2,312,765
                                                                                                 ---------------   ---------------
                                                                                                       5,007,257         4,557,267
                                                                                                 ---------------   ---------------
               METALS AND MINING -- 1.6%
      25,800   Freeport-McMoRan Copper & Gold Inc. ...........................................         1,958,781         2,482,476
                                                                                                 ---------------   ---------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.6%
      40,400   ProLogis ......................................................................         2,163,251         2,377,944
                                                                                                 ---------------   ---------------
               RETAIL -- 1.7%
      62,200   CVS Caremark Corp. ............................................................         1,949,453         2,519,722
                                                                                                 ---------------   ---------------
               TELECOMMUNICATIONS -- 3.1%
      61,200   AT&T Inc. .....................................................................         2,209,366         2,343,960
      65,418   Verizon Communications Inc. ...................................................         2,233,629         2,384,486
                                                                                                 ---------------   ---------------
                                                                                                       4,442,995         4,728,446
                                                                                                 ---------------   ---------------
               TRANSPORTATION -- 0.7%
      41,200   Eagle Bulk Shipping Inc. ......................................................           785,633         1,061,312
                                                                                                 ---------------   ---------------
               UTILITIES -- 3.0%
      27,400   Exelon Corp. ..................................................................         1,526,562         2,226,798
      60,900   PG&E Corp. ....................................................................         2,413,000         2,242,338
                                                                                                 ---------------   ---------------
                                                                                                       3,939,562         4,469,136
                                                                                                 ---------------   ---------------
               TOTAL COMMON STOCKS ...........................................................        82,514,560        89,799,035
                                                                                                 ---------------   ---------------

  PRINCIPAL
   AMOUNT
------------
               CORPORATE BONDS -- 10.1%
               BANKING -- 1.6%
$  1,250,000   Bank of America Corp., 5.375%, 06/15/14 .......................................         1,290,674         1,287,209
   1,125,000   Citigroup Inc., 6.500%, 01/18/11 ..............................................         1,187,807         1,167,365
                                                                                                 ---------------   ---------------
                                                                                                       2,478,481         2,454,574
                                                                                                 ---------------   ---------------
               BROKERAGE -- 1.0%
   1,450,000   The Goldman Sachs Group Inc., 6.650%, 05/15/09 ................................         1,452,949         1,488,579
                                                                                                 ---------------   ---------------
               COMPUTER HARDWARE -- 0.6%
     950,000   International Business Machines Corp., 5.700%, 09/14/17 .......................           967,570           997,002
                                                                                                 ---------------   ---------------
               DIVERSIFIED INDUSTRIAL -- 0.8%
   1,200,000   General Electric Co., 5.000%, 02/01/13 ........................................         1,209,523         1,244,316
                                                                                                 ---------------   ---------------
               ELECTRONICS -- 0.5%
     750,000   Koninklijke Philips Electronics NV, 4.625%, 03/11/13 ..........................           747,120           754,651
                                                                                                 ---------------   ---------------
               ENERGY: NATURAL GAS -- 0.7%
   1,000,000   Apache Corp., 5.250%, 04/15/13 ................................................           999,891         1,048,183
                                                                                                 ---------------   ---------------

                 See accompanying notes to financial statements.

GAMCO WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            MARKET
   AMOUNT                                                                                             COST             VALUE
------------                                                                                     ---------------   ---------------
               CORPORATE BONDS (CONTINUED)
               ENERGY: OIL -- 1.7%
$  1,000,000   Anadarko Petroleum Corp., 3.200%, 09/15/09 (a) ................................   $     1,000,000   $       981,420
     500,000   Marathon Oil Corp., 5.900%, 03/15/18 ..........................................           502,865           503,538
   1,005,000   Occidental Petroleum Corp., MTN, 4.250%, 03/15/10 .............................         1,006,137         1,031,954
                                                                                                 ---------------   ---------------
                                                                                                       2,509,002         2,516,912
                                                                                                 ---------------   ---------------
               FOOD AND BEVERAGE -- 0.6%
     950,000   Anheuser-Busch Cos. Inc., 4.375%, 01/15/13 ....................................           939,947           965,527
                                                                                                 ---------------   ---------------
               RETAIL -- 0.9%
   1,250,000   Wal-Mart Stores Inc., 6.875%, 08/10/09 ........................................         1,270,898         1,319,940
                                                                                                 ---------------   ---------------
               TELECOMMUNICATIONS -- 1.0%
   1,460,000   Verizon Communications Inc., Insured by MBIA Inc., 6.460%, 04/15/08 ...........         1,460,094         1,460,094
                                                                                                 ---------------   ---------------
               TRANSPORTATION -- 0.7%
   1,000,000   Burlington Northern Santa Fe Corp., Deb., 5.650%, 05/01/17 ....................           982,880         1,003,116
                                                                                                 ---------------   ---------------
               TOTAL CORPORATE BONDS .........................................................        15,018,355        15,252,894
                                                                                                 ---------------   ---------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.0%
               FEDERAL HOME LOAN BANK -- 3.1%
   1,500,000     5.125%, 06/18/08 ............................................................         1,500,267         1,508,634
   1,500,000     4.625%, 11/21/08 ............................................................         1,495,706         1,522,071
   1,500,000     5.375%, 05/18/16 ............................................................         1,508,443         1,650,453
                                                                                                 ---------------   ---------------
                                                                                                       4,504,416         4,681,158
                                                                                                 ---------------   ---------------
               FEDERAL HOME LOAN MORTGAGE CORP. -- 5.4%
   1,500,000     4.250%, 07/15/09 ............................................................         1,487,384         1,538,067
   1,500,000     4.750%, 12/08/10 ............................................................         1,491,657         1,583,421
   1,250,000     5.125%, 07/15/12 ............................................................         1,239,823         1,353,370
   2,000,000     5.000%, 07/15/14 ............................................................         2,042,550         2,160,908
   1,500,000     5.250%, 04/18/16 ............................................................         1,479,705         1,632,261
                                                                                                 ---------------   ---------------
                                                                                                       7,741,119         8,268,027
                                                                                                 ---------------   ---------------

   PRINCIPAL                                                                                                           MARKET
     AMOUNT                                                                                           COST             VALUE
------------                                                                                     ---------------   ---------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.5%
$  1,500,000     2.467%++, 07/23/08 ..........................................................   $     1,488,512   $     1,490,561
   1,250,000     3.250%, 02/15/09 ............................................................         1,238,387         1,260,613
   1,600,000     4.250%, 05/15/09 ............................................................         1,586,378         1,635,723
   1,250,000     2.500%, 04/09/10 ............................................................         1,253,863         1,255,581
   1,500,000     4.250%, 08/15/10 ............................................................         1,465,880         1,563,864
   1,500,000     5.375%, 11/15/11 ............................................................         1,508,030         1,632,525
   1,500,000     5.000%, 04/15/15 ............................................................         1,559,572         1,619,352
     775,000     5.375%, 06/12/17 ............................................................           847,179           852,716
                                                                                                 ---------------   ---------------
                                                                                                      10,947,801        11,310,935
                                                                                                 ---------------   ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                               23,193,336        24,260,120
                                                                                                 ---------------   ---------------
               U.S. GOVERNMENT OBLIGATIONS -- 10.1%
               U.S. TREASURY BILLS -- 2.0%
   3,000,000   U.S. Treasury Bills, 1.438% to 2.390%++, 04/17/08 to 07/17/08 .................         2,992,038         2,992,305
                                                                                                 ---------------   ---------------
               U.S. TREASURY INFLATION INDEXED NOTES -- 1.1%
   1,500,000   0.875%, 04/15/10 ..............................................................         1,675,565         1,710,587
                                                                                                 ---------------   ---------------
               U.S. TREASURY NOTES -- 7.0%
   1,500,000     4.875%, 04/30/08 ............................................................         1,499,887         1,499,887
   1,500,000     4.875%, 08/31/08 ............................................................         1,499,750         1,521,564
   2,000,000     3.375%, 12/15/08 ............................................................         1,988,532         2,027,658
   1,500,000     4.000%, 02/15/15 ............................................................         1,472,343         1,613,439
   2,000,000     4.250%, 08/15/15 ............................................................         1,995,407         2,179,532
   1,500,000     5.125%, 05/15/16 ............................................................         1,509,173         1,709,298
                                                                                                 ---------------   ---------------
                                                                                                       9,965,092        10,551,378
                                                                                                 ---------------   ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS .............................................        14,632,695        15,254,270
                                                                                                 ---------------   ---------------
               TOTAL INVESTMENTS -- 95.5% ....................................................   $   135,358,946       144,566,319
                                                                                                 ===============
               OTHER ASSETS AND LIABILITIES (NET) -- 4.5% ......................................................         6,765,540
                                                                                                                   ---------------
               NET ASSETS -- 100.0% ............................................................................   $   151,331,859
                                                                                                                   ===============

----------
(a) Floating rate security. The rate disclosed is that in effect at March 31, 2008.

+     Non-income producing security.

++    Represents annualized yield at date of purchase.

MTN   Medium Term Note

                 See accompanying notes to financial statements.

GAMCO WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                                                                            MARKET
   AMOUNT                                                                                              COST             VALUE
------------                                                                                     ---------------   ---------------
               CORPORATE BONDS -- 29.7%
               BANKING -- 3.9%
$    300,000   Bank of America Corp.,
                  5.375%, 06/15/14 ...........................................................   $       309,762   $       308,930
     225,000   Citigroup Inc.,
                  6.500%, 01/18/11 ...........................................................           237,368           233,473
                                                                                                 ---------------   ---------------
                                                                                                         547,130           542,403
                                                                                                 ---------------   ---------------
               COMPUTER HARDWARE -- 1.5%
     200,000   International Business Machines Corp.,
                  5.700%, 09/14/17 ...........................................................           203,699           209,895
                                                                                                 ---------------   ---------------
               DIVERSIFIED INDUSTRIAL -- 1.8%
     250,000   General Electric Co.,
                  5.000%, 02/01/13 ...........................................................           251,984           259,233
                                                                                                 ---------------   ---------------
               ELECTRONICS -- 1.4%
     200,000   Koninklijke Philips Electronics NV,
                  4.625%, 03/11/13 ...........................................................           199,232           201,240
                                                                                                 ---------------   ---------------
               ENERGY AND UTILITIES: NATURAL GAS -- 1.5%
     200,000   Apache Corp.,
                  5.250%, 04/15/13 ...........................................................           199,572           209,637
                                                                                                 ---------------   ---------------
               ENERGY AND UTILITIES: OIL -- 4.0%
     200,000   Anadarko Petroleum Corp.,
                  3.200%, 09/15/09 (a) .......................................................           200,000           196,284
     125,000   Marathon Oil Corp.,
                  5.900%, 03/15/18 ...........................................................           125,716           125,884
     225,000   Occidental Petroleum Corp., MTN,
                  4.250%, 03/15/10 ...........................................................           225,000           231,035
                                                                                                 ---------------   ---------------
                                                                                                         550,716           553,203
                                                                                                 ---------------   ---------------
               FINANCIAL SERVICES -- 9.1%
     200,000   American Express Credit Corp., MTN,
                  2.978%, 06/16/11 (a) .......................................................           200,000           191,792
     260,000   International Bank for Reconstruction & Development,
                  8.625%, 10/15/16 ...........................................................           310,509           351,145
     275,000   Merrill Lynch & Co. Inc., MTN, Series C,
                  5.000%, 01/15/15 ...........................................................           275,203           255,916
     200,000   SLM Corp.,
                  5.450%, 04/25/11 ...........................................................           200,082           160,915
     300,000   The Goldman Sachs Group Inc.,
                  6.650%, 05/15/09 ...........................................................           302,839           307,982
                                                                                                 ---------------   ---------------
                                                                                                       1,288,633         1,267,750
                                                                                                 ---------------   ---------------
               FOOD AND BEVERAGE -- 1.8%
     250,000   Anheuser-Busch Cos. Inc.,
                  4.375%, 01/15/13 ...........................................................           247,361           254,086
                                                                                                 ---------------   ---------------
               RETAIL -- 1.5%
     200,000   Wal-Mart Stores Inc.,
                  6.875%, 08/10/09 ...........................................................           203,344           211,191
                                                                                                 ---------------   ---------------
               TELECOMMUNICATIONS -- 0.9%
     125,000   Verizon Communications Inc., Insured by MBIA Inc.,
                  6.460%, 04/15/08 ...........................................................           125,017           125,017
                                                                                                 ---------------   ---------------
               TRANSPORTATION -- 2.3%
     200,000   Burlington Northern Santa Fe Corp., Deb.,
                  5.650%, 05/01/17 ...........................................................           199,079           200,623
     125,000   CSX Corp.,
                  6.250%, 04/01/15 ...........................................................           124,930           126,936
                                                                                                 ---------------   ---------------
                                                                                                         324,009           327,559
                                                                                                 ---------------   ---------------
               TOTAL CORPORATE BONDS .........................................................         4,140,697         4,161,214
                                                                                                 ---------------   ---------------

               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.1%
               FEDERAL HOME LOAN BANK -- 3.3%
     175,000      3.875%, 01/15/10 ...........................................................           171,616           180,027
     250,000      5.375%, 05/18/16 ...........................................................           251,407           275,075
                                                                                                 ---------------   ---------------
                                                                                                         423,023           455,102
                                                                                                 ---------------   ---------------

  PRINCIPAL                                                                                                             MARKET
   AMOUNT                                                                                              COST             VALUE
------------                                                                                     ---------------   ---------------
               FEDERAL HOME LOAN MORTGAGE CORP. -- 3.7%
$    250,000      3.625%, 09/15/08 ...........................................................   $       248,828   $       251,440
     250,000      5.125%, 07/15/12 ...........................................................           262,405           270,674
                                                                                                 ---------------   ---------------
                                                                                                         511,233           522,114
                                                                                                 ---------------   ---------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.0%
     350,000      2.467%++, 07/23/08 .........................................................           347,319           347,797
     250,000      4.250%, 05/15/09 ...........................................................           249,009           255,582
     300,000      2.500%, 04/09/10 ...........................................................           300,927           301,339
     250,000      4.250%, 08/15/10 ...........................................................           248,003           260,644
     350,000      5.375%, 11/15/11 ...........................................................           365,470           380,922
     275,000      5.375%, 06/12/17 ...........................................................           300,612           302,577
     124,123   Pool #745122,
                  5.500%, 09/01/20 ...........................................................           123,892           127,194
     122,556   Pool #255554,
                  5.500%, 01/01/35 ...........................................................           124,439           124,048
                                                                                                 ---------------   ---------------
                                                                                                       2,059,671         2,100,103
                                                                                                 ---------------   ---------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 5.1%
       7,764   Pool #580871,
                  6.500%, 12/15/31 ...........................................................             7,777             8,115
      76,512   Pool #562288,
                  6.000%, 12/15/33 ...........................................................            77,958            79,255
     131,081   Pool #604946,
                  5.500%, 01/15/34 ...........................................................           132,930           133,965
     113,097   Pool #604970,
                  5.500%, 01/15/34 ...........................................................           114,368           115,585
     157,372   Pool #003747,
                  5.000%, 08/20/35 ...........................................................           155,967           156,949
     217,742   Pool #550728,
                  5.500%, 11/15/35 ...........................................................           218,202           222,519
                                                                                                 ---------------   ---------------
                                                                                                         707,202           716,388
                                                                                                 ---------------   ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ......................................         3,701,129         3,793,707
                                                                                                 ---------------   ---------------

               U.S. GOVERNMENT OBLIGATIONS -- 32.9%
               U.S. TREASURY BILLS -- 10.0%
   1,400,000   U.S. Treasury Bills,
                  1.438% to 3.328%++,
                  04/17/08 to 07/17/08 .......................................................         1,395,111         1,395,853
                                                                                                 ---------------   ---------------
               U.S. TREASURY BONDS -- 8.6%
     250,000      7.125%, 02/15/23 ...........................................................           304,731           331,348
     300,000      6.125%, 11/15/27 ...........................................................           308,412           372,516
     275,000      5.500%, 08/15/28 ...........................................................           300,071           318,914
     150,000      5.375%, 02/15/31 ...........................................................           168,815           173,531
                                                                                                 ---------------   ---------------
                                                                                                       1,082,029         1,196,309
                                                                                                 ---------------   ---------------
               U.S. TREASURY INFLATION INDEXED NOTES -- 2.2%
     275,000      0.875%, 04/15/10 ...........................................................           307,275           313,608
                                                                                                 ---------------   ---------------
               U.S. TREASURY NOTES -- 12.1%
     200,000      4.875%, 05/31/08 ...........................................................           200,506           201,188
     200,000      4.875%, 08/31/08 ...........................................................           199,966           202,875
     400,000      3.375%, 12/15/08 ...........................................................           403,939           405,531
     300,000      4.250%, 08/15/15 ...........................................................           298,705           326,930
     250,000      5.125%, 05/15/16 ...........................................................           255,251           284,883
     275,000      3.500%, 02/15/18 ...........................................................           275,430           275,430
                                                                                                 ---------------   ---------------
                                                                                                       1,633,797         1,696,837
                                                                                                 ---------------   ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS .............................................         4,418,212         4,602,607
                                                                                                 ---------------   ---------------
               TOTAL INVESTMENTS -- 89.7% ....................................................   $    12,260,038        12,557,528
                                                                                                 ===============
               OTHER ASSETS AND LIABILITIES (NET) -- 10.3% .....................................................         1,445,219
                                                                                                                   ---------------
               NET ASSETS -- 100.0% ............................................................................   $    14,002,747
                                                                                                                   ===============

----------
(a) Floating rate security. The rate disclosed is that in effect at March 31, 2008.

++    Represents annualized yield at date of purchase.

MTN   Medium Term Note

                 See accompanying notes to financial statements.

GAMCO WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                        MARKET
   SHARES                                                                                              COST             VALUE
------------                                                                                     ---------------   ---------------
               COMMON STOCKS -- 99.3%
               AEROSPACE -- 6.2%
       3,365   Kaman Corp. ...................................................................   $        96,846   $        95,196
       4,500   Moog Inc., Cl. A+ .............................................................           123,455           189,945
       3,800   Teledyne Technologies Inc.+ ...................................................           134,242           178,600
                                                                                                 ---------------   ---------------
                                                                                                         354,543           463,741
                                                                                                 ---------------   ---------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.6%
       8,000   Midas Inc.+ ...................................................................           137,568           137,520
       9,494   Noble International Ltd. ......................................................           186,142            59,338
                                                                                                 ---------------   ---------------
                                                                                                         323,710           196,858
                                                                                                 ---------------   ---------------
               BUSINESS SERVICES -- 15.3%
       9,219   Deluxe Corp. ..................................................................           284,013           177,097
      21,193   Edgewater Technology Inc.+ ....................................................           166,246           111,687
      13,281   Federal Signal Corp. ..........................................................           155,684           185,403
       8,266   Intermec Inc.+ ................................................................           202,462           183,422
       4,800   Macquarie Infrastructure Co. LLC ..............................................           135,750           139,824
       3,500   The Brink's Co. ...............................................................           192,858           235,130
       3,400   URS Corp.+ ....................................................................           125,182           111,146
                                                                                                 ---------------   ---------------
                                                                                                       1,262,195         1,143,709
                                                                                                 ---------------   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 7.1%
      19,700   Lawson Software Inc.+ .........................................................           194,567           148,341
       4,500   ManTech International Corp., Cl. A+ ...........................................           136,326           204,120
      22,318   Tier Technologies Inc., Cl. B+ ................................................           217,962           177,875
                                                                                                 ---------------   ---------------
                                                                                                         548,855           530,336
                                                                                                 ---------------   ---------------
               CONSUMER PRODUCTS -- 8.8%
       6,600   Alberto-Culver Co. ............................................................           145,388           180,906
      14,971   Kimball International Inc., Cl. B .............................................           199,574           160,489
       5,111   Steinway Musical Instruments Inc.+ ............................................           144,318           145,766
       4,300   The Warnaco Group Inc.+ .......................................................            96,129           169,592
                                                                                                 ---------------   ---------------
                                                                                                         585,409           656,753
                                                                                                 ---------------   ---------------
               DIVERSIFIED INDUSTRIAL -- 14.3%
       3,256   Barnes Group Inc. .............................................................            87,608            74,725
       6,910   Columbus McKinnon Corp.+ ......................................................           176,179           214,072
      14,906   Griffon Corp.+ ................................................................           172,155           128,191
      10,000   Hawk Corp., Cl. A+ ............................................................           138,000           175,200
       5,400   Kennametal Inc. ...............................................................           119,709           158,922
      38,223   Magnetek Inc.+ ................................................................           170,687           131,487
       3,043   Texas Industries Inc. .........................................................           229,547           182,915
                                                                                                 ---------------   ---------------
                                                                                                       1,093,885         1,065,512
                                                                                                 ---------------   ---------------
               ELECTRONICS -- 2.8%
       8,677   LeCroy Corp.+ .................................................................            82,480            75,143
       5,900   OSI Systems Inc.+ .............................................................           158,458           135,818
                                                                                                 ---------------   ---------------
                                                                                                         240,938           210,961
                                                                                                 ---------------   ---------------
               ENERGY AND UTILITIES -- 2.3%
       4,500   ALLETE Inc. ...................................................................           193,559           173,790
                                                                                                 ---------------   ---------------
               EQUIPMENT AND SUPPLIES -- 5.4%
       4,200   Northwest Pipe Co.+ ...........................................................           138,650           178,458
       2,426   Powell Industries Inc.+ .......................................................            96,803            95,512
       3,250   Tennant Co. ...................................................................           139,912           129,382
                                                                                                 ---------------   ---------------
                                                                                                         375,365           403,352
                                                                                                 ---------------   ---------------

                                                                                                                        MARKET
   SHARES                                                                                              COST             VALUE
------------                                                                                     ---------------   ---------------
               FINANCIAL SERVICES -- 6.8%
       7,200   Boston Private Financial Holdings Inc. ........................................   $       187,391   $        76,248
       5,408   Hilb Rogal & Hobbs Co. ........................................................           238,941           170,190
       6,700   Sterling Financial Corp. ......................................................           218,487           104,587
       3,400   Stifel Financial Corp.+ .......................................................           133,516           152,660
                                                                                                 ---------------   ---------------
                                                                                                         778,335           503,685
                                                                                                 ---------------   ---------------
               FOOD AND BEVERAGE -- 5.9%
      19,000   Del Monte Foods Co. ...........................................................           199,893           181,070
       5,100   J & J Snack Foods Corp. .......................................................           118,996           140,097
      19,438   Triarc Cos. Inc., Cl. A .......................................................           270,272           122,459
                                                                                                 ---------------   ---------------
                                                                                                         589,161           443,626
                                                                                                 ---------------   ---------------
               HEALTH CARE -- 9.1%
      18,900   Five Star Quality Care Inc.+ ..................................................           196,299           120,015
       6,850   K-V Pharmaceutical Co., Cl. A+ ................................................           192,197           170,976
       4,000   SurModics Inc.+ ...............................................................           197,347           167,520
       5,000   West Pharmaceutical Services Inc. .............................................           204,057           221,150
                                                                                                 ---------------   ---------------
                                                                                                         789,900           679,661
                                                                                                 ---------------   ---------------
               HOTELS AND GAMING -- 4.6%
      11,200   Marcus Corp. ..................................................................           225,768           215,040
       3,000   Orient-Express Hotels Ltd., Cl. A .............................................            98,091           129,480
                                                                                                 ---------------   ---------------
                                                                                                         323,859           344,520
                                                                                                 ---------------   ---------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.0%
       2,061   Deerfield Capital Corp. .......................................................             2,927             2,906
       4,700   Lexington Realty Trust ........................................................           101,692            67,727
                                                                                                 ---------------   ---------------
                                                                                                         104,619            70,633
                                                                                                 ---------------   ---------------
               SPECIALTY CHEMICALS -- 4.9%
       2,699   FMC Corp. .....................................................................           119,788           149,767
       6,975   H.B. Fuller Co. ...............................................................           196,812           142,360
       1,006   NewMarket Corp. ...............................................................            49,485            75,903
                                                                                                 ---------------   ---------------
                                                                                                         366,085           368,030
                                                                                                 ---------------   ---------------
               TELECOMMUNICATIONS -- 2.2%
       9,900   HickoryTech Corp. .............................................................            97,372            80,883
      10,000   Radyne Corp.+ .................................................................            99,033            85,200
                                                                                                 ---------------   ---------------
                                                                                                         196,405           166,083
                                                                                                 ---------------   ---------------
               TOTAL COMMON STOCKS ...........................................................         8,126,823         7,421,250
                                                                                                 ---------------   ---------------

  PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 1.8%
$    132,000   U.S. Treasury Bill,
                  1.221%++, 04/24/08 .........................................................           131,897           131,897
                                                                                                 ---------------   ---------------
               TOTAL INVESTMENTS -- 101.1% ...................................................   $     8,258,720         7,553,147
                                                                                                 ===============
               OTHER ASSETS AND LIABILITIES (NET) -- (1.1)% ....................................................           (83,452)
                                                                                                                   ---------------
               NET ASSETS -- 100.0% ............................................................................   $     7,469,695
                                                                                                                   ===============

----------
+     Non-income producing security.

++    Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       MARKET
   SHARES                                                                                              COST             VALUE
------------                                                                                     ---------------   ---------------
               COMMON STOCKS -- 59.0%
               BANKING -- 11.8%
      10,000   Bank of America Corp. .........................................................   $       494,573   $       379,100
      12,000   Citigroup Inc. ................................................................           520,384           257,040
       3,000   HSBC Holdings plc, ADR ........................................................           274,455           246,900
      11,000   U.S. Bancorp ..................................................................           363,413           355,960
       3,000   Valley National Bancorp .......................................................            67,760            57,630
                                                                                                 ---------------   ---------------
                                                                                                       1,720,585         1,296,630
                                                                                                 ---------------   ---------------
               BUSINESS SERVICES -- 5.6%
       6,000   Deluxe Corp. ..................................................................           131,449           115,260
       9,200   Macquarie Infrastucture Co. LLC ...............................................           333,889           267,996
       7,000   Paychex Inc. ..................................................................           307,177           239,820
                                                                                                 ---------------   ---------------
                                                                                                         772,515           623,076
                                                                                                 ---------------   ---------------
               COMPUTER SOFTWARE AND SERVICES -- 1.8%
       7,000   Microsoft Corp. ...............................................................           208,870           198,660
                                                                                                 ---------------   ---------------
               DIVERSIFIED INDUSTRIAL -- 2.3%
       7,000   General Electric Co. ..........................................................           271,195           259,070
                                                                                                 ---------------   ---------------
               ELECTRONICS -- 1.5%
       8,000   Intel Corp. ...................................................................           188,828           169,440
                                                                                                 ---------------   ---------------
               ENERGY AND UTILITIES: INTEGRATED -- 2.2%
       1,000   BP plc, ADR ...................................................................            75,428            60,650
       4,000   Integrys Energy Group Inc. ....................................................           203,201           186,560
                                                                                                 ---------------   ---------------
                                                                                                         278,629           247,210
                                                                                                 ---------------   ---------------
               ENERGY AND UTILITIES: NATURAL GAS -- 1.8%
       8,500   Spectra Energy Corp. ..........................................................           221,225           193,375
                                                                                                 ---------------   ---------------
               ENERGY AND UTILITIES: OIL -- 3.7%
       2,000   Chevron Corp. .................................................................           169,778           170,720
       3,000   ConocoPhillips ................................................................           240,082           228,630
         263   Exterran Partners LP ..........................................................             8,889             7,627
                                                                                                 ---------------   ---------------
                                                                                                         418,749           406,977
                                                                                                 ---------------   ---------------
               ENERGY AND UTILITIES: SERVICES -- 2.9%
       8,000   Halliburton Co. ...............................................................           284,121           314,640
                                                                                                 ---------------   ---------------
               FINANCIAL SERVICES -- 6.9%
       5,000   AllianceBernstein Holding LP ..................................................           388,423           316,900
       4,000   Federal National Mortgage Association .........................................           256,813           105,280
       8,000   H&R Block Inc. ................................................................           176,100           166,080
       6,000   Wells Fargo & Co. .............................................................           193,140           174,600
                                                                                                 ---------------   ---------------
                                                                                                       1,014,476           762,860
                                                                                                 ---------------   ---------------
               FOOD AND BEVERAGE -- 6.3%
       7,000   ConAgra Foods Inc. ............................................................           174,145           167,650
       4,761   General Mills Inc. ............................................................           278,679           285,089
       8,000   Kraft Foods Inc., Cl. A .......................................................           266,270           248,080
                                                                                                 ---------------   ---------------
                                                                                                         719,094           700,819
                                                                                                 ---------------   ---------------
               HEALTH CARE -- 4.4%
      15,000   Pfizer Inc. ...................................................................           387,232           313,950
       4,000   Wyeth .........................................................................           201,908           167,040
                                                                                                 ---------------   ---------------
                                                                                                         589,140           480,990
                                                                                                 ---------------   ---------------
               RETAIL -- 1.3%
       5,000   The Home Depot Inc. ...........................................................           198,531           139,850
                                                                                                 ---------------   ---------------
               SPECIALTY CHEMICALS -- 2.1%
       5,000   E.I. du Pont de Nemours & Co. .................................................           254,610           233,800
                                                                                                 ---------------   ---------------
               TELECOMMUNICATIONS -- 4.4%
       5,000   AT&T Inc. .....................................................................           180,660           191,500
       8,000   Verizon Communications Inc. ...................................................           334,671           291,600
                                                                                                 ---------------   ---------------
                                                                                                         515,331           483,100
                                                                                                 ---------------   ---------------
               TOTAL COMMON STOCKS ...........................................................         7,655,899         6,510,497
                                                                                                 ---------------   ---------------
               PREFERRED STOCKS -- 10.9%
               BROADCASTING -- 2.0%
       9,000   CBS Corp., 7.250% Pfd. ........................................................           227,726           218,070
                                                                                                 ---------------   ---------------

                                                                                                                       MARKET
   SHARES                                                                                              COST             VALUE
------------                                                                                     ---------------   ---------------
               FINANCIAL SERVICES -- 8.9%
       12,000  Bank One Capital Trust VI, 7.200% Pfd. ........................................   $       305,738   $       296,760
        6,000  Federal National Mortgage Association, 7.000% Pfd., Ser. O (a) ................           332,225           271,875
       11,300  General Electric Capital Corp., 5.875% Pfd. ...................................           278,435           276,511
        5,900  Wells Fargo Capital Trust IV, 7.000% Pfd. .....................................           150,504           142,013
                                                                                                 ---------------   ---------------
                                                                                                       1,066,902           987,159
                                                                                                 ---------------   ---------------
               TOTAL PREFERRED STOCKS ........................................................         1,294,628         1,205,229
                                                                                                 ---------------   ---------------
               CONVERTIBLE PREFERRED STOCKS -- 4.4%
               ENERGY AND UTILITIES: INTEGRATED -- 3.0%
       5,100   Entergy Corp., 7.625% Cv. Pfd. ................................................           270,415           332,826
                                                                                                 ---------------   ---------------
               FINANCIAL SERVICES -- 1.4%
         500   Alleghany Corp., 5.750% Cv. Pfd. ..............................................           139,920           157,437
                                                                                                 ---------------   ---------------
               TOTAL CONVERTIBLE PREFERRED STOCKS ............................................           410,335           490,263
                                                                                                 ---------------   ---------------

  PRINCIPAL
   AMOUNT
------------
               CORPORATE BONDS -- 6.1%
               ENERGY AND UTILITIES: OIL -- 2.7%
$    300,000   Anadarko Petroleum Corp., 3.200%, 09/15/09 (a) ................................           300,284           294,426
                                                                                                 ---------------   ---------------
               FINANCIAL SERVICES -- 2.2%
     250,000   American Express Credit Corp., MTN, 2.978%, 06/16/11 (a) ......................           250,000           239,740
                                                                                                 ---------------   ---------------
               METALS AND MINING -- 1.2%
     140,000   Freeport-McMoRan Copper & Gold Inc., 8.394%, 04/01/15 (a) .....................           142,886           137,900
                                                                                                 ---------------   ---------------
               TOTAL CORPORATE BONDS .........................................................           693,170           672,066
                                                                                                 ---------------   ---------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 12.6%
               FEDERAL HOME LOAN BANK -- 8.0%
     325,000   5.125%, 06/18/08 ..............................................................           325,058           326,871
     550,000   4.625%, 11/21/08 ..............................................................           548,346           558,092
                                                                                                 ---------------   ---------------
                                                                                                         873,404           884,963
                                                                                                 ---------------   ---------------
               FEDERAL HOME LOAN MORTGAGE CORP. -- 4.6%
     500,000   3.625%, 09/15/08 ..............................................................           496,371           502,880
                                                                                                 ---------------   ---------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ......................................         1,369,775         1,387,843
                                                                                                 ---------------   ---------------
               U.S. GOVERNMENT OBLIGATIONS -- 8.0%
     893,000   U.S. Treasury Bills, 1.258% to 2.789%++, 04/17/08 to 09/18/08 .................           889,174           888,631
                                                                                                 ---------------   ---------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS .............................................           889,174           888,631
                                                                                                 ---------------   ---------------
               TOTAL INVESTMENTS -- 101.0% ...................................................   $    12,312,981        11,154,529
                                                                                                 ===============
               OTHER ASSETS AND LIABILITIES (NET) -- (1.0)% ....................................................          (111,533)
                                                                                                                   ---------------
               NET ASSETS -- 100.0% ............................................................................   $    11,042,996
                                                                                                                   ===============

----------
(a) Floating rate security. The rate disclosed is that in effect at March 31, 2008.

++    Represents annualized yield at date of purchase.

ADR   American Depositary Receipt
MTN   Medium Term Note

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MIGHTY         EQUITY       BALANCED    INTERMEDIATE    SMALLCAP      INCOME
                                                MITES(SM) FUND      FUND          FUND        BOND FUND   EQUITY FUND      FUND
                                                --------------  ------------  ------------  ------------  -----------  ------------
ASSETS:
   Investments, at value (cost $53,717,516,
     $166,560,221, $135,358,946, $12,260,038,
     $8,258,720, and $12,312,981,
     respectively) ...........................  $   59,167,228  $181,480,104  $144,566,319  $ 12,557,528  $ 7,553,147  $ 11,154,529
   Cash ......................................          31,868     6,094,415     6,365,996     1,726,692          892            34
   Receivable for Fund shares sold ...........         284,887       235,724       354,277         2,089        3,647         7,083
   Receivable for investments sold ...........         193,050            --            --            --           --            --
   Receivable from Adviser ...................              --            --            --         1,870        1,051            --
   Dividends and interest receivable .........          65,887       333,555       777,456       116,606        6,673        39,610
   Prepaid expenses ..........................          37,552        62,002        32,762        24,846       26,159        27,947
   Other assets ..............................              --            --            --         2,748           --            --
                                                --------------  ------------  ------------  ------------  -----------  ------------
   TOTAL ASSETS ..............................      59,780,472   188,205,800   152,096,810    14,432,379    7,591,569    11,229,203
                                                --------------  ------------  ------------  ------------  -----------  ------------
LIABILITIES:
   Payable for investments purchased .........         284,349            --       504,094       402,643       96,846       163,360
   Payable for Fund shares redeemed ..........          69,043       146,088        38,148           673        7,017         5,000
   Distributions payable .....................              --           156            --         6,570           --            --
   Payable for investment advisory fees ......          48,848       157,256        94,862            --           --         1,329
   Payable for distribution fees .............          15,483        40,893        33,569         4,861        1,926         2,580
   Payable for accounting fees ...............           3,750         3,750         3,750            --           --            --
   Payable for legal and audit fees ..........          12,659        71,187        58,014         6,591       10,294         8,099
   Payable for shareholder communications
     expenses ................................          14,611        29,183        20,162         6,705        2,733         2,864
   Payable for shareholder services fees .....              --        28,382        11,880         1,555        2,363         2,294
   Other accrued expenses ....................           9,036           766           472            34          695           681
                                                --------------  ------------  ------------  ------------  -----------  ------------
   TOTAL LIABILITIES .........................         457,779       477,661       764,951       429,632      121,874       186,207
                                                --------------  ------------  ------------  ------------  -----------  ------------
   NET ASSETS ................................  $   59,322,693  $187,728,139  $151,331,859  $ 14,002,747  $ 7,469,695  $ 11,042,996
                                                ==============  ============  ============  ============  ===========  ============
NET ASSETS CONSIST OF:
   Paid-in capital, at $0.001 par value ......  $   53,212,745  $171,219,315  $140,954,058  $ 13,714,435  $14,561,676  $ 12,390,837
   Accumulated net investment income (loss) ..          16,045       481,856        18,029          (465)      (6,703)       62,597
   Accumulated net realized gain (loss) on
     investments and foreign currency
     transactions ............................         643,119     1,107,085     1,152,399        (8,723)  (6,379,705)     (251,986)
   Net unrealized appreciation/(depreciation)
     on investments ..........................       5,449,712    14,919,883     9,207,373       297,490     (705,573)   (1,158,452)
   Net unrealized appreciation on foreign
     currency translations ...................           1,072            --            --            10           --            --
                                                --------------  ------------  ------------  ------------  -----------  ------------
   NET ASSETS ................................  $   59,322,693  $187,728,139  $151,331,859  $ 14,002,747  $ 7,469,695  $ 11,042,996
                                                ==============  ============  ============  ============  ===========  ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net assets ................................  $   50,381,380  $180,320,970  $144,129,160  $ 10,713,214  $ 6,332,229  $ 10,577,217
                                                ==============  ============  ============  ============  ===========  ============
   Shares of beneficial interest outstanding;
     unlimited number of shares authorized ...       3,686,672    17,812,568    12,846,186       960,989      503,404     1,209,658
                                                ==============  ============  ============  ============  ===========  ============
   NET ASSET VALUE, offering, and redemption
     price per share .........................  $        13.67  $      10.12  $      11.22  $      11.15  $     12.58  $       8.74
                                                ==============  ============  ============  ============  ===========  ============
   CLASS A:
   Net assets ................................  $    4,933,973  $  6,782,447  $  5,648,460  $    117,350  $   751,503  $     59,608
                                                ==============  ============  ============  ============  ===========  ============
   Shares of beneficial interest outstanding;
     unlimited number of shares authorized ...         364,542       673,693       501,332        10,526       60,202         6,592
                                                ==============  ============  ============  ============  ===========  ============
   NET ASSET VALUE and redemption price per
     share ...................................  $        13.53  $      10.07  $      11.27  $      11.15  $     12.48  $       9.04
                                                ==============  ============  ============  ============  ===========  ============
   Maximum offering price per share (NAV/.96,
     based on maximum sales charge of 4.00% of
     the offering price) .....................  $       14.09   $      10.49  $      11.74  $      11.61  $     13.00  $       9.42
                                                ==============  ============  ============  ============  ===========  ============
   CLASS B:
   Net assets ................................  $     203,057   $     20,321  $    134,802  $     49,210  $     6,032  $       96.2
                                                ==============  ============  ============  ============  ===========  ============
   Shares of beneficial interest outstanding;
     unlimited number of shares authorized ...          15,707         2,056        11,867         4,415        499.8          10.4
                                                ==============  ============  ============  ============  ===========  ============
   NET ASSET VALUE and offering price per
     share (a) ...............................  $        12.93  $       9.88  $      11.36  $      11.15  $     12.07  $       9.25
                                                ==============  ============  ============  ============  ===========  ============
   CLASS C:
   Net assets ................................  $    3,526,554  $    348,202  $  1,231,434  $  3,074,705  $   225,378  $    335,668
                                                ==============  ============  ============  ============  ===========  ============
   Shares of beneficial interest outstanding;
     unlimited number of shares authorized ...         274,712        35,237       108,258       289,780       18,842        34,791
                                                ==============  ============  ============  ============  ===========  ============
   NET ASSET VALUE and offering price per
     share (a) ...............................  $        12.84  $       9.88  $      11.37  $      10.61  $     11.96  $       9.65
                                                ==============  ============  ============  ============  ===========  ============
   CLASS I:
   Net assets ................................  $      277,729  $    256,199  $    188,003  $     48,268  $   154,553  $     70,407
                                                ==============  ============  ============  ============  ===========  ============
   Shares of beneficial interest outstanding;
     unlimited number of shares authorized ...          20,303        25,280        16,763         4,328       12,283         8,055
                                                ==============  ============  ============  ============  ===========  ============
   NET ASSET VALUE, offering, and redemption
     price per share .........................  $        13.68  $      10.13  $      11.22  $      11.15  $     12.58  $       8.74
                                                ==============  ============  ============  ============  ===========  ============

----------
(a) Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MIGHTY         EQUITY       BALANCED    INTERMEDIATE    SMALLCAP      INCOME
                                                MITES(SM) FUND      FUND          FUND        BOND FUND   EQUITY FUND      FUND
                                                --------------  ------------  ------------  ------------  -----------  ------------
INVESTMENT INCOME:
   Dividends (net of foreign taxes of $427,
     $0, $0, $0, $0, and $54, respectively) ..  $      286,844  $  2,149,504  $  1,067,237            --  $    55,859  $    225,280
   Interest ..................................         209,852            25     1,351,710  $    236,802        8,771        81,547
                                                --------------  ------------  ------------  ------------  -----------  ------------
   TOTAL INVESTMENT INCOME ...................         496,696     2,149,529     2,418,947       236,802       64,630       306,827
                                                --------------  ------------  ------------  ------------  -----------  ------------
EXPENSES:
   Investment advisory fees ..................         278,659       945,347       576,785        34,047       45,412        64,922
   Distribution fees - Class AAA .............          60,387       229,303       183,830        12,403        9,997        15,644
   Distribution fees - Class A ...............          10,521        12,940        13,661           150        1,913           195
   Distribution fees - Class B ...............           1,870           108           909           381           33             4
   Distribution fees - Class C ...............          13,650         1,630         5,112         6,224        1,256         1,807
   Accounting fees ...........................          22,500        22,500        22,500            --           --            --
   Custodian fees ............................          13,659        14,101        12,887         3,996        4,894         9,138
   Interest expense ..........................             171            --            --            --           --            --
   Legal and audit fees ......................          20,010        46,645        40,432        13,497       18,375        13,302
   Registration expenses .....................          14,859        20,381        15,498        13,260       12,128        16,337
   Shareholder communications expenses .......          15,095        31,230        23,015         4,169        3,740         5,169
   Shareholder services fees .................          18,196        70,528        48,376         5,425        6,708         7,715
   Trustees' fees ............................           1,431         5,270         4,296           266          268           487
   Miscellaneous expenses ....................           9,224        10,310         9,215         4,226        3,992         3,762
                                                --------------  ------------  ------------  ------------  -----------  ------------
   TOTAL EXPENSES ............................         480,232     1,410,293       956,516        98,044      108,716       138,482
                                                --------------  ------------  ------------  ------------  -----------  ------------
   LESS:
     Expense reimbursements (see Note 3) .....              --            --            --       (32,432)     (34,073)      (30,627)
     Custodian fee credits ...................            (336)      (13,859)      (12,523)       (3,895)      (4,679)       (9,053)
                                                --------------  ------------  ------------  ------------  -----------  ------------
   TOTAL REIMBURSEMENTS AND CREDITS ..........            (336)      (13,859)      (12,523)      (36,327)     (38,752)      (39,680)
                                                --------------  ------------  ------------  ------------  -----------  ------------
   NET EXPENSES ..............................         479,896     1,396,434       943,993        61,717       69,964        98,802
                                                --------------  ------------  ------------  ------------  -----------  ------------
   NET INVESTMENT INCOME (LOSS) ..............          16,800       753,095     1,474,954       175,085       (5,334)      208,025
                                                --------------  ------------  ------------  ------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) on investments ...       1,089,370     1,655,434     1,517,340        30,518      468,423      (192,723)
   Net realized gain on foreign currency
     transactions ............................             233            --            --            --           --            --
                                                --------------  ------------  ------------  ------------  -----------  ------------
   Net realized gain (loss) on investments and
     foreign currency transactions ...........       1,089,603     1,655,434     1,517,340        30,518      468,423      (192,723)
                                                --------------  ------------  ------------  ------------  -----------  ------------
   Net change in unrealized
     appreciation/depreciation on
     investments .............................      (8,005,360)  (17,376,582)   (7,110,828)      302,648   (2,102,320)   (1,405,525)
   Net change in unrealized
     appreciation/depreciation on foreign
     currency translations ...................             348            --            --            (1)          --            --
                                                --------------  ------------  ------------  ------------  -----------  ------------
   Net change in unrealized
     appreciation/depreciation on investments
     and foreign currency translations .......      (8,005,012)  (17,376,582)   (7,110,828)      302,647   (2,102,320)   (1,405,525)
                                                --------------  ------------  ------------  ------------  -----------  ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCY ........      (6,915,409)  (15,721,148)   (5,593,488)      333,165   (1,633,897)   (1,598,248)
                                                --------------  ------------  ------------  ------------  -----------  ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...............  $   (6,898,609) $(14,968,053) $ (4,118,534) $    508,250  $(1,639,231) $ (1,390,223)
                                                ==============  ============  ============  ============  ===========  ============

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         MIGHTY MITES(SM) FUND                 EQUITY FUND
                                                                    ------------------------------   ------------------------------
                                                                      FOR THE SIX       FOR THE       FOR THE SIX        FOR THE
                                                                     MONTHS ENDED      YEAR ENDED     MONTHS ENDED      YEAR ENDED
                                                                    MARCH 31, 2008   SEPTEMBER 30,   MARCH 31, 2008   SEPTEMBER 30,
                                                                      (UNAUDITED)         2007         (UNAUDITED)        2007
                                                                    --------------   -------------   --------------   -------------
OPERATIONS:
   Net investment income ........................................   $       16,800   $     199,835   $      753,095   $     679,596
   Net realized gain on investments and foreign currency
     transactions ...............................................        1,089,603       5,198,020        1,655,434      25,589,048
   Net change in unrealized appreciation/depreciation on
     investments and foreign currency translations ..............       (8,005,012)      2,972,257      (17,376,582)      7,079,829
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS .................................................       (6,898,609)      8,370,112      (14,968,053)     33,348,473
                                                                    --------------   -------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ..................................................         (173,195)             --         (788,517)       (737,096)
     Class A ....................................................          (20,881)             --          (14,656)         (4,914)
     Class C ....................................................           (2,086)             --               --              --
                                                                    --------------   -------------   --------------   -------------
                                                                          (196,162)             --         (803,173)       (742,010)
                                                                    --------------   -------------   --------------   -------------
   Net realized gain on investments
     Class AAA ..................................................       (4,398,562)     (5,192,410)     (23,536,496)    (28,093,088)
     Class A ....................................................         (427,184)           (567)        (594,524)       (451,192)
     Class B ....................................................          (37,625)        (72,032)          (2,963)         (5,227)
     Class C ....................................................         (219,499)        (45,681)         (43,046)        (52,506)
                                                                    --------------   -------------   --------------   -------------
                                                                        (5,082,870)     (5,310,690)     (24,177,029)    (28,602,013)
                                                                    --------------   -------------   --------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................       (5,279,032)     (5,310,690)     (24,980,202)    (29,344,023)
                                                                    --------------   -------------   --------------   -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
     Class AAA ..................................................       16,643,919      13,160,409       32,385,970      38,533,796
     Class A ....................................................        4,932,659       2,241,765        4,394,842         564,785
     Class C ....................................................        2,297,279       1,845,146          116,878          18,205
     Class I ....................................................          286,131              --          277,223              --
                                                                    --------------   -------------   --------------   -------------
                                                                        24,159,988      17,247,320       37,174,913      39,116,786
                                                                    --------------   -------------   --------------   -------------
   Proceeds from reinvestment of distributions
     Class AAA ..................................................        4,129,014       4,658,234       23,304,369      27,658,190
     Class A ....................................................          429,306             545          604,502         451,854
     Class B ....................................................           37,512          71,845            1,929           3,906
     Class C ....................................................          193,520          45,659           42,305          51,834
                                                                    --------------   -------------   --------------   -------------
                                                                         4,789,352       4,776,283       23,953,105      28,165,784
                                                                    --------------   -------------   --------------   -------------
   Cost of shares redeemed
     Class AAA ..................................................       (8,111,167)     (9,412,055)     (26,420,018)    (49,588,854)
     Class A ....................................................       (1,690,027)        (11,391)        (741,276)       (363,055)
     Class B ....................................................         (167,859)       (131,824)              --         (12,586)
     Class C ....................................................         (439,266)       (176,399)         (60,282)        (71,724)
     Class I ....................................................           (2,197)             --          (12,864)             --
                                                                    --------------   -------------   --------------   -------------
                                                                       (10,410,516)     (9,731,669)     (27,234,440)    (50,036,219)
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL
     INTEREST TRANSACTIONS ......................................       18,538,824      12,291,934       33,893,578      17,246,351
                                                                    --------------   -------------   --------------   -------------
   REDEMPTION FEES ..............................................              625             131               --              --
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ........................        6,361,808      15,351,487       (6,054,677)     21,250,801

NET ASSETS:
   Beginning of period ..........................................       52,960,885      37,609,398      193,782,816     172,532,015
                                                                    --------------   -------------   --------------   -------------
   End of period ................................................   $   59,322,693   $  52,960,885   $  187,728,139   $ 193,782,816
                                                                    ==============   =============   ==============   =============
   Undistributed net investment income ..........................   $       16,045   $     195,407   $      481,856   $     531,934
                                                                    ==============   =============   ==============   =============

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                             BALANCED FUND               INTERMEDIATE BOND FUND
                                                                    ------------------------------   ------------------------------
                                                                     FOR THE SIX        FOR THE        FOR THE SIX       FOR THE
                                                                     MONTHS ENDED     YEAR ENDED      MONTHS ENDED     YEAR ENDED
                                                                    MARCH 31, 2008   SEPTEMBER 30,   MARCH 31, 2008   SEPTEMBER 30,
                                                                     (UNAUDITED)         2007          (UNAUDITED)        2007
                                                                    --------------   -------------   --------------   -------------
OPERATIONS:
   Net investment income ........................................   $    1,474,954   $   2,722,688   $      175,085   $     350,907
   Net realized gain (loss) on investments ......................        1,517,340      11,476,050           30,518          (2,613)
   Net change in unrealized appreciation/depreciation on
     investments ................................................       (7,110,828)      5,542,110          302,647           2,748
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS .................................................       (4,118,534)     19,740,848          508,250         351,042
                                                                    --------------   -------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ..................................................       (1,472,408)     (2,562,323)        (158,642)       (350,708)
     Class A ....................................................          (49,410)        (81,823)          (1,310)         (2,513)
     Class B ....................................................             (930)         (1,846)            (968)         (4,748)
     Class C ....................................................           (6,763)         (9,350)         (13,862)            (73)
     Class I ....................................................           (1,050)             --             (303)             --
                                                                    --------------   -------------   --------------   -------------
                                                                        (1,530,561)     (2,655,342)        (175,085)       (358,042)
                                                                    --------------   -------------   --------------   -------------
   Net realized gain on investments
     Class AAA ..................................................      (11,109,529)    (18,214,060)              --              --
     Class A ....................................................         (405,420)       (697,805)              --              --
     Class B ....................................................          (14,126)        (22,753)              --              --
     Class C ....................................................          (71,581)       (127,276)              --              --
                                                                    --------------   -------------   --------------   -------------
                                                                       (11,600,656)    (19,061,894)              --              --
                                                                    --------------   -------------   --------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................      (13,131,217)    (21,717,236)        (175,085)       (358,042)
                                                                    --------------   -------------   --------------   -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
     Class AAA ..................................................       14,448,282      27,827,449        1,743,684       1,292,471
     Class A ....................................................          676,653         376,204           70,485           9,000
     Class B ....................................................               --          43,323               --              --
     Class C ....................................................          380,625         174,540        3,175,340          89,952
     Class I ....................................................          190,164              --           47,747              --
                                                                    --------------   -------------   --------------   -------------
                                                                        15,695,724      28,421,516        5,037,256       1,391,423
                                                                    --------------   -------------   --------------   -------------
   Proceeds from reinvestment of distributions
     Class AAA ..................................................       12,175,218      19,991,375          116,868         272,125
     Class A ....................................................          402,911         685,203            1,047           2,478
     Class B ....................................................           10,370          15,985              201             880
     Class C ....................................................           63,555         108,766           11,584              17
     Class I ....................................................            1,050              --              302              --
                                                                    --------------   -------------   --------------   -------------
                                                                        12,653,104      20,801,329          130,002         275,500
                                                                    --------------   -------------   --------------   -------------
   Cost of shares redeemed
     Class AAA ..................................................      (18,170,812)    (38,789,648)        (867,109)     (2,061,718)
     Class A ....................................................         (344,223)     (1,054,294)         (25,006)        (34,365)
     Class B ....................................................          (47,936)         (3,077)         (46,497)       (190,022)
     Class C ....................................................         (104,762)       (209,433)        (148,939)        (75,258)
                                                                    --------------   -------------   --------------   -------------
                                                                       (18,667,733)    (40,056,452)      (1,087,551)     (2,361,363)
                                                                    --------------   -------------   --------------   -------------

   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARES OF
     BENEFICIAL INTEREST TRANSACTIONS ...........................        9,681,095       9,166,393        4,079,707        (694,440)
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ........................       (7,568,656)      7,190,005        4,412,872        (701,440)

NET ASSETS:
   Beginning of period ..........................................      158,900,515     151,710,510        9,589,875      10,291,315
                                                                    --------------   -------------   --------------   -------------
   End of period ................................................   $  151,331,859   $ 158,900,515   $   14,002,747   $   9,589,875
                                                                    ==============   =============   ==============   =============
   Undistributed net investment income ..........................   $       18,029   $      73,636               --              --
                                                                    ==============   =============   ==============   =============

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         SMALLCAP EQUITY FUND                 INCOME FUND
                                                                    ------------------------------   ------------------------------
                                                                     FOR THE SIX        FOR THE       FOR THE SIX        FOR THE
                                                                     MONTHS ENDED     YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                                                    MARCH 31, 2008   SEPTEMBER 30,   MARCH 31, 2008   SEPTEMBER 30,
                                                                     (UNAUDITED)         2007         (UNAUDITED)         2007
                                                                    --------------   -------------   --------------   -------------
OPERATIONS:
   Net investment income (loss) .................................   $       (5,334)  $     (32,083)  $      208,025   $     672,609
   Net realized gain (loss) on investments ......................          468,423       1,433,147         (192,723)        304,989
   Net change in unrealized appreciation/depreciation on
     investments ................................................       (2,102,320)        463,604       (1,405,525)          1,934
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS .................................................       (1,639,231)      1,864,668       (1,390,223)        979,532
                                                                    --------------   -------------   --------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class AAA ..................................................               --        (105,452)        (290,333)       (635,769)
     Class A ....................................................               --          (4,971)          (1,796)         (3,135)
     Class B ....................................................               --             (18)              (1)            (78)
     Class C ....................................................               --          (1,872)          (6,788)         (4,873)
     Class I ....................................................               --              --           (1,274)             --
                                                                    --------------   -------------   --------------   -------------
                                                                                --        (112,313)        (300,192)       (643,855)
                                                                    --------------   -------------   --------------   -------------
   Net realized gains on investments
     Class AAA ..................................................               --              --         (271,625)     (2,261,447)
     Class A ....................................................               --              --           (2,299)        (20,488)
     Class B ....................................................               --              --               (2)           (414)
     Class C ....................................................               --              --           (7,478)         (3,062)
                                                                    --------------   -------------   --------------   -------------
                                                                                --              --         (281,404)     (2,285,411)
                                                                    --------------   -------------   --------------   -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..........................               --        (112,313)        (581,596)     (2,929,266)
                                                                    --------------   -------------   --------------   -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
     Class AAA ..................................................        1,373,346       3,612,664        1,940,645      13,573,132
     Class A ....................................................          479,230         382,618           41,332          81,406
     Class B ....................................................               --              --                1              --
     Class C ....................................................           18,807          37,487               --         386,845
     Class I ....................................................          164,255              --           72,427              --
                                                                    --------------   -------------   --------------   -------------
                                                                         2,035,638       4,032,769        2,054,405      14,041,383
                                                                    --------------   -------------   --------------   -------------
   Proceeds from reinvestment of distributions
     Class AAA ..................................................               --          77,961          534,294       2,752,191
     Class A ....................................................               --           4,969            3,861          22,075
     Class B ....................................................               --              18               --             463
     Class C ....................................................               --           1,871           13,547           7,879
     Class I ....................................................               --              --            1,274              --
                                                                    --------------   -------------   --------------   -------------
                                                                                --          84,819          552,976       2,782,608
                                                                    --------------   -------------   --------------   -------------
   Cost of shares redeemed
     Class AAA ..................................................       (2,259,142)     (5,355,936)      (7,867,397)     (8,584,925)
     Class A ....................................................         (370,803)        (95,381)         (53,195)       (104,769)
     Class B ....................................................               --             (70)          (2,007)             --
     Class C ....................................................          (46,399)        (27,549)         (20,430)         (3,037)
     Class I ....................................................           (5,659)             --               --              --
                                                                    --------------   -------------   --------------   -------------
                                                                        (2,682,003)     (5,478,936)      (7,943,029)     (8,692,731)
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARES OF
     BENEFICIAL INTEREST TRANSACTIONS ...........................         (646,365)     (1,361,348)      (5,335,648)      8,131,260
                                                                    --------------   -------------   --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ........................       (2,285,596)        391,007       (7,307,467)      6,181,526

NET ASSETS:
   Beginning of period ..........................................        9,755,291       9,364,284       18,350,463      12,168,937
                                                                    --------------   -------------   --------------   -------------
   End of period ................................................   $    7,469,695   $   9,755,291   $   11,042,996   $  18,350,463
                                                                    ==============   =============   ==============   =============
   Undistributed net investment income ..........................               --              --   $       62,597   $     154,764
                                                                    ==============   =============   ==============   =============

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                            OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                                 ------------------------------------------   ----------------------------------------
                                                     NET
                     NET ASSET        NET       REALIZED AND       TOTAL                       NET
                       VALUE,     INVESTMENT     UNREALIZED        FROM           NET        REALIZED
PERIOD ENDED         BEGINNING      INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     GAIN ON         TOTAL       REDEMPTION
SEPTEMBER 30         OF PERIOD   (LOSS)(a)(b)    INVESTMENTS    OPERATIONS      INCOME     INVESTMENTS   DISTRIBUTIONS     FEES(a)
------------         ---------   ------------  --------------  ------------   ----------   -----------   -------------   ----------
MIGHTY MITES(SM) FUND

CLASS AAA
2008(d)              $ 17.05     $     0.01    $     (1.86)    $    (1.85)    $  (0.06)    $   (1.47)    $     (1.53)    $ 0.00(e)
2007                   16.01           0.08           3.42           3.50           --         (2.46)          (2.46)      0.00(e)
2006                   16.73          (0.04)          1.34           1.30           --         (2.02)          (2.02)        --
2005                   15.07          (0.02)          2.97           2.95           --         (1.29)          (1.29)      0.00(e)
2004                   13.42          (0.03)          1.84           1.81           --         (0.16)          (0.16)      0.00(e)
2003                   11.29          (0.03)          2.25           2.22        (0.04)        (0.05)          (0.09)        --

CLASS A
2008(d)              $ 16.94     $    (0.01)   $     (1.86)    $    (1.87)    $  (0.07)    $   (1.47)    $     (1.54)    $ 0.00(e)
2007                   15.94           0.36           3.10           3.46           --         (2.46)          (2.46)      0.00(e)
2006                   16.70          (0.10)          1.36           1.26           --         (2.02)          (2.02)        --
2005                   15.08          (0.06)          2.97           2.91           --         (1.29)          (1.29)      0.00(e)
2004                   13.46          (0.06)          1.84           1.78           --         (0.16)          (0.16)      0.00(e)
2003                   11.36          (0.05)          2.26           2.21        (0.06)        (0.05)          (0.11)        --

CLASS B
2008(d)              $ 16.21     $    (0.04)   $     (1.77)    $    (1.81)          --     $   (1.47)    $     (1.47)    $ 0.00(e)
2007                   15.43          (0.06)          3.30           3.24           --         (2.46)          (2.46)      0.00(e)
2006                   16.31          (0.15)          1.29           1.14           --         (2.02)          (2.02)        --
2005                   14.82          (0.14)          2.92           2.78           --         (1.29)          (1.29)      0.00(e)
2004                   13.30          (0.14)          1.82           1.68           --         (0.16)          (0.16)      0.00(e)
2003                   11.24          (0.11)          2.22           2.11           --         (0.05)          (0.05)        --

CLASS C
2008(d)              $ 16.13     $    (0.05)   $     (1.76)    $    (1.81)    $  (0.01)    $   (1.47)    $     (1.48)    $ 0.00(e)
2007                   15.35           0.10           3.14           3.24           --         (2.46)          (2.46)      0.00(e)
2006                   16.24          (0.15)          1.28           1.13           --         (2.02)          (2.02)        --
2005                   14.77          (0.14)          2.90           2.76           --         (1.29)          (1.29)      0.00(e)
2004                   13.25           0.02           1.66           1.68           --         (0.16)          (0.16)      0.00(e)
2003                   11.19          (0.12)          2.23           2.11           --         (0.05)          (0.05)        --

CLASS I
2008(h)              $ 13.96     $     0.02    $     (0.30)    $    (0.28)          --            --              --     $ 0.00(e)

                                                                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                                -----------------------------------------------------------------------------------
                                                                                            OPERATING
                                                                                             EXPENSES
                                                                               OPERATING      NET OF       OPERATING
                        NET                          NET                       EXPENSES      WAIVERS/       EXPENSES
                       ASSET                       ASSETS,          NET         NET OF      REIMBURSE-       BEFORE
                       VALUE,                      END OF       INVESTMENT     WAIVERS/       MENTS/        WAIVERS/     PORTFOLIO
PERIOD ENDED           END OF        TOTAL         PERIOD         INCOME      REIMBURSE-    CUSTODIAN      REIMBURSE-     TURNOVER
SEPTEMBER 30           PERIOD       RETURN+      (IN 000'S)      (LOSS)(b)       MENTS     FEE CREDITS      MENTS(c)       RATE++
------------         ---------      -------    --------------  ------------   ----------   -----------   -------------   ----------
MIGHTY MITES(SM) FUND

CLASS AAA
2008(d)              $ 13.67          (11.5)%  $    50,381        0.12%(f)      1.66%(f)      1.66%(f)     1.66%(f)(g)         6%
2007                   17.05           23.9         48,252        0.48          1.64          1.64         1.64               21
2006                   16.01            9.0         36,843       (0.28)         1.61          1.61         1.61(g)             4
2005                   16.73           20.4         46,497       (0.13)         1.50          1.50         1.74                9
2004                   15.07           13.6         50,805       (0.20)         1.50          1.50         1.66               36
2003                   13.42           19.8         51,138       (0.21)         1.50          1.50         1.66               14

CLASS A
2008(d)              $ 13.53          (11.7)%  $     4,934       (0.14)%(f)     1.91%(f)      1.91%(f)     1.91%(f)(g)         6%
2007                   16.94           23.8          2,246        2.13          1.89          1.89         1.89               21
2006                   15.94            8.7              3       (0.63)         1.86          1.86         1.86(g)             4
2005                   16.70           20.1             41       (0.41)         1.75          1.75         2.00                9
2004                   15.08           13.3             39       (0.42)         1.75          1.75         1.91               36
2003                   13.46           19.7             33       (0.46)         1.75          1.75         1.91               14

CLASS B
2008(d)              $ 12.93          (11.9)%  $       203       (0.61)%(f)     2.41%(f)      2.41%(f)     2.41%(f)(g)         6%
2007                   16.21           23.0            422       (0.40)         2.39          2.39         2.39               21
2006                   15.43            8.1            452       (1.00)         2.36          2.36         2.36(g)             4
2005                   16.31           19.6            433       (0.89)         2.25          2.25         2.49                9
2004                   14.82           12.7            400       (0.95)         2.25          2.25         2.41               36
2003                   13.30           18.9            517       (0.96)         2.25          2.25         2.41               14

CLASS C
2008(d)              $ 12.84          (11.9)%  $     3,527       (0.65)%(f)     2.41%(f)      2.41%(f)     2.41%(f)(g)         6%
2007                   16.13           23.2          2,041        0.65          2.39          2.39         2.39               21
2006                   15.35            8.1            311       (1.01)         2.36          2.36         2.36(g)             4
2005                   16.24           19.5            327       (0.91)         2.25          2.25         2.49                9
2004                   14.77           12.7            308       (0.89)         2.25          2.25         2.41               36
2003                   13.25           19.0             99       (0.96)         2.25          2.25         2.41               14

CLASS I
2008(h)              $ 13.68          (11.5)%  $       278        0.56%(f)      1.42%(f)      1.42%(f)     1.42%(f)(g)         6%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2004, and 2003 would have been 23%, 39%, and 23%, respectively. The portfolio turnover rate for the fiscal years ended 2006 and 2005 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b) Due to capital share activity throughout the periods, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c) Prior to the period beginning October 1, 2005, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(d)   For the six months ended March 31, 2008, unaudited.

(e)   Amount represents less than $0.005 per share.

(f)   Annualized.

(g) The Fund incurred interest expense during the fiscal year ended September If interest expense had not been incurred, the ratios of operating expenses to average net assets 30, 2006. would have been 1.57% (Class
      AAA), 1.82% (Class A), and 2.32% (Class B and Class C), respectively. For the six months ended March 31, 2008 and the fiscal year ended September 30, 2007, interest expense was minimal.

(h) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                       OPERATING PERFORMANCE                   DISTRIBUTIONS TO SHAREHOLDERS
                             -----------------------------------------   -----------------------------------------
                                                 NET
                                              REALIZED
                 NET ASSET       NET             AND           TOTAL
                   VALUE,     INVESTMENT     UNREALIZED        FROM          NET      NET REALIZED
PERIOD ENDED     BEGINNING      INCOME     GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON          TOTAL         REDEMPTION
SEPTEMBER 30     OF PERIOD    (LOSS)(a)      INVESTMENTS    OPERATIONS     INCOME     INVESTMENTS    DISTRIBUTIONS       FEES(a)
------------     ---------   -----------   --------------   ----------   ----------   ------------   -------------    ------------
EQUITY FUND

CLASS AAA
2008(b)           $ 12.63    $  0.04          $ (0.92)       $ (0.88)     $ (0.05)      $ (1.58)        $ (1.63)           --
2007                12.51       0.04             2.15           2.19        (0.05)        (2.02)          (2.07)           --
2006                11.08       0.06             1.42           1.48        (0.05)           --           (0.05)           --
2005                 9.32       0.07             1.79           1.86        (0.10)           --           (0.10)      $ (0.00)(d)
2004                 7.99       0.08             1.36           1.44        (0.11)           --           (0.11)         0.00(d)
2003                 7.02       0.09             0.96           1.05        (0.08)           --           (0.08)           --

CLASS A
2008(b)           $ 12.57    $  0.03          $ (0.91)       $ (0.88)     $ (0.04)      $ (1.58)        $ (1.62)           --
2007                12.45       0.01             2.15           2.16        (0.02)        (2.02)          (2.04)           --
2006                11.05       0.03             1.41           1.44        (0.04)           --           (0.04)           --
2005                 9.28       0.06             1.75           1.81        (0.04)           --           (0.04)      $ (0.00)(d)
2004                 7.97       0.05             1.35           1.40        (0.09)           --           (0.09)         0.00(d)
2003                 6.99       0.07             0.97           1.04        (0.06)           --           (0.06)           --

CLASS B
2008(b)           $ 12.36    $  0.00(d)       $ (0.90)       $ (0.90)          --      $  (1.58)        $ (1.58)           --
2007                12.31      (0.05)            2.12           2.07           --         (2.02)          (2.02)           --
2006                10.96      (0.02)            1.40           1.38      $ (0.03)           --           (0.03)           --
2005                 9.21      (0.00)(d)         1.75           1.75           --            --              --       $ (0.00)(d)
2004                 7.92       0.02             1.34           1.36        (0.07)           --           (0.07)         0.00(d)
2003                 6.97       0.04             0.95           0.99        (0.04)           --           (0.04)           --

CLASS C
2008(b)           $ 12.36    $  0.00(d)       $ (0.90)       $ (0.90)          --      $  (1.58)        $ (1.58)           --
2007                12.31      (0.05)            2.12           2.07           --         (2.02)          (2.02)           --
2006                10.97      (0.03)            1.40           1.37      $ (0.03)           --           (0.03)           --
2005                 9.24      (0.01)            1.77           1.76        (0.03)           --           (0.03)      $ (0.00)(d)
2004                 7.89       0.01             1.34           1.35           --            --              --          0.00(d)
2003                 6.98       0.04             0.96           1.00        (0.09)           --           (0.09)           --

CLASS I
2008(e)           $ 10.35    $  0.02          $ (0.24)       $ (0.22)          --            --              --            --

                                                  RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------
                                                                                     OPERATING
                     NET                  NET ASSETS,                                 EXPENSES
                 ASSET VALUE,               END OF           NET                       NET OF     PORTFOLIO
PERIOD ENDED        END OF       TOTAL      PERIOD       INVESTMENT     OPERATING    CUSTODIAN     TURNOVER
SEPTEMBER 30        PERIOD      RETURN+   (IN 000'S)    INCOME (LOSS)    EXPENSES   FEE CREDITS    RATE++
------------     ------------   -------   -----------   -------------   ---------   -----------   ---------
EQUITY FUND

CLASS AAA
2008(b)             $ 10.12      (7.7)%    $ 180,321        0.80%(c)     1.48%(c)     1.47%(c)       20%
2007                  12.63      19.7        189,913        0.37         1.52         1.47           58
2006                  12.51      13.4        169,404        0.55         1.54         1.50           73
2005                  11.08      20.0        178,394        0.69         1.51         1.49           59
2004                   9.32      18.1        179,407        0.90         1.50         1.49           44
2003                   7.99      15.1        221,635        1.19         1.48         1.47           50

CLASS A
2008(b)             $ 10.07      (7.8)%    $   6,783        0.57%(c)     1.73%(c)     1.72%(c)       20%
2007                  12.57      19.5          3,527        0.12         1.77         1.72           58
2006                  12.45      13.1          2,780        0.27         1.79         1.75           73
2005                  11.05      19.6          2,267        0.59         1.76         1.74           59
2004                   9.28      17.7          3,328        0.61         1.75         1.74           44
2003                   7.97      15.0          2,923        0.94         1.73         1.72           50

CLASS B
2008(b)             $  9.88      (8.1)%    $      20        0.05%(c)     2.23%(c)     2.22%(c)       20%
2007                  12.36      18.8             23       (0.39)        2.27         2.22           58
2006                  12.31      12.6             32       (0.20)        2.29         2.25           73
2005                  10.96      19.0             30       (0.01)        2.26         2.24           59
2004                   9.21      17.2             38        0.21         2.25         2.24           44
2003                   7.92      14.3             74        0.44         2.23         2.22           50

CLASS C
2008(b)             $  9.88      (8.1)%    $     348        0.06%(c)     2.23%(c)     2.22%(c)       20%
2007                  12.36      18.8            320       (0.39)        2.27         2.22           58
2006                  12.31      12.6            316       (0.28)        2.29         2.25           73
2005                  10.97      19.1            149       (0.06)        2.26         2.24           59
2004                   9.24      17.1            152        0.11         2.25         2.24           44
2003                   7.89      14.4            129        0.44         2.23         2.22           50

CLASS I
2008(e)             $ 10.13      (7.6)%    $     256        1.09%(c)     1.23%(c)     1.22%(c)       20%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b)   For the six months ended March 31, 2008, unaudited.

(c)   Annualized.

(d)   Amount represents less than $0.005 per share.

(e) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE                  DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------   ----------------------------------------
                                              NET
                                           REALIZED
               NET ASSET                      AND           TOTAL                      NET
                 VALUE,        NET        UNREALIZED        FROM          NET        REALIZED
PERIOD ENDED   BEGINNING   INVESTMENT   GAIN (LOSS) ON   INVESTMENT   INVESTMENT     GAIN ON         TOTAL       REDEMPTION
SEPTEMBER 30   OF PERIOD    INCOME(a)     INVESTMENTS    OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS     FEES(a)
------------   ---------   ----------   --------------   ----------   ----------   -----------   -------------   ----------
BALANCED FUND

CLASS AAA
2008(b)          $12.58       $0.11        $(0.42)         $(0.31)      $(0.12)      $(0.93)        $(1.05)          --
2007              12.82        0.22          1.36            1.58        (0.21)       (1.61)         (1.82)          --
2006              12.74        0.22          0.95            1.17        (0.24)       (0.85)         (1.09)          --
2005              11.47        0.20          1.26            1.46        (0.19)          --          (0.19)       $0.00(d)
2004              10.51        0.21          0.97            1.18        (0.22)          --          (0.22)        0.00(d)
2003               9.65        0.21          0.87            1.08        (0.22)          --          (0.22)          --

CLASS A
2008(b)          $12.63       $0.10        $(0.42)         $(0.32)      $(0.11)      $(0.93)        $(1.04)          --
2007              12.87        0.19          1.36            1.55        (0.18)       (1.61)         (1.79)          --
2006              12.74        0.19          0.95            1.14        (0.16)       (0.85)         (1.01)          --
2005              11.44        0.17          1.26            1.43        (0.13)          --          (0.13)       $0.00(d)
2004              10.48        0.18          0.97            1.15        (0.19)          --          (0.19)        0.00(d)
2003               9.62        0.19          0.86            1.05        (0.19)          --          (0.19)          --

CLASS B
2008(b)          $12.72       $0.07        $(0.43)         $(0.36)      $(0.07)      $(0.93)        $(1.00)          --
2007              12.95        0.13          1.37            1.50        (0.12)       (1.61)         (1.73)          --
2006              12.76        0.13          0.95            1.08        (0.04)       (0.85)         (0.89)          --
2005              11.43        0.11          1.26            1.37        (0.04)          --          (0.04)       $0.00(d)
2004              10.48        0.13          0.96            1.09        (0.14)          --          (0.14)        0.00(d)
2003               9.63        0.14          0.86            1.00        (0.15)          --          (0.15)          --

CLASS C
2008(b)          $12.74       $0.07        $(0.43)         $(0.36)      $(0.08)      $(0.93)        $(1.01)          --
2007              12.97        0.13          1.37            1.50        (0.12)       (1.61)         (1.73)          --
2006              12.78        0.13          0.95            1.08        (0.04)       (0.85)         (0.89)          --
2005              11.45        0.11          1.26            1.37        (0.04)          --          (0.04)       $0.00(d)
2004              10.49        0.13          0.97            1.10        (0.14)          --          (0.14)        0.00(d)
2003               9.62        0.14          0.87            1.01        (0.14)          --          (0.14)          --

CLASS I
2008(e)          $11.33       $0.05        $(0.10)         $(0.05)      $(0.06)          --         $(0.06)          --

                                              RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                        --------------------------------------------------------------
                                                                                OPERATING
                    NET                 NET ASSETS,                              EXPENSES
               ASSET VALUE,                END OF         NET                     NET OF     PORTFOLIO
PERIOD ENDED      END OF       TOTAL       PERIOD     INVESTMENT   OPERATING    CUSTODIAN     TURNOVER
SEPTEMBER 30      PERIOD      RETURN+    (IN 000'S)     INCOME      EXPENSES   FEE CREDITS     RATE++
------------   ------------   -------   -----------   ----------   ---------   -----------   ---------
BALANCED FUND

CLASS AAA
2008(b)          $11.22       (2.7)%    $144,129      1.93%(c)     1.23%(c)     1.21%(c)       18%
2007              12.58       13.6       152,185      1.76         1.27         1.19           46
2006              12.82        9.8       145,028      1.78         1.32         1.27           68
2005              12.74       12.8       144,572      1.67         1.25         1.22           56
2004              11.47       11.3       136,400      1.92         1.23         1.22           41
2003              10.51       11.2       152,409      2.10         1.23         1.20           56

CLASS A
2008(b)          $11.27       (2.8)%    $  5,648      1.68%(c)     1.48%(c)     1.46%(c)       18%
2007              12.63       13.3         5,519      1.51         1.52         1.44           46
2006              12.87        9.5         5,596      1.53         1.57         1.52           68
2005              12.74       12.6         5,658      1.42         1.50         1.47           56
2004              11.44       11.0         5,298      1.66         1.48         1.47           41
2003              10.48       11.0         5,070      1.85         1.48         1.45           56

CLASS B
2008(b)          $11.36       (3.1)%    $    135      1.20%(c)     1.98%(c)     1.96%(c)       18%
2007              12.72       12.7           194      1.02         2.02         1.94           46
2006              12.95        9.0           141      1.02         2.07         2.02           68
2005              12.76       12.0           138      0.93         2.00         1.97           56
2004              11.43       10.4           163      1.18         1.98         1.97           41
2003              10.48       10.4           184      1.35         1.98         1.95           56

CLASS C
2008(b)          $11.37       (3.1)%    $  1,231      1.19%(c)     1.98%(c)     1.96%(c)       18%
2007              12.74       12.7         1,003      1.01         2.02         1.94           46
2006              12.97        9.0           946      1.02         2.07         2.02           68
2005              12.78       12.0           982      0.92         2.00         1.97           56
2004              11.45       10.5           846      1.19         1.98         1.97           41
2003              10.49       10.5           456      1.35         1.98         1.95           56

CLASS I
2008(e)          $11.22       (2.6)%    $    188      2.14%(c)     0.98%(c)     0.96%(c)       18%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal year ended September 30, 2005 would have been 55%. The portfolio turnover rate for the fiscal years ended 2007, 2006, 2004, and 2003 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b)   For the six months ended March 31, 2008, unaudited.

(c)   Annualized.

(d)   Amount represents less than $0.005 per share.

(e) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                     OPERATING PERFORMANCE                 DISTRIBUTIONS TO SHAREHOLDERS
                           ----------------------------------------   --------------------------------------
                                              NET
                                            REALIZED
               NET ASSET                      AND            TOTAL                      NET
                 VALUE,       NET       UNREALIZED GAIN      FROM          NET        REALIZED
PERIOD ENDED   BEGINNING   INVESTMENT      (LOSS) ON      INVESTMENT   INVESTMENT     GAIN ON        TOTAL        REDEMPTION
SEPTEMBER 30   OF PERIOD   INCOME(a)      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS     FEES(a)
------------   ---------   ----------   ---------------   ----------   ----------   -----------   -------------   ----------
INTERMEDIATE BOND FUND

CLASS AAA
2008(c)         $ 10.80      $ 0.18         $ 0.35          $ 0.53      $ (0.18)          --         $ (0.18)         --
2007              10.81        0.40           0.00(e)         0.40        (0.41)          --           (0.41)         --
2006              10.93        0.39          (0.11)           0.28        (0.39)      $(0.01)          (0.40)         --
2005              11.18        0.34          (0.16)           0.18        (0.34)       (0.09)          (0.43)     $(0.00)(e)
2004              11.31        0.33          (0.12)           0.21        (0.33)       (0.01)          (0.34)       0.00(e)
2003              11.30        0.31             --            0.31        (0.30)          --           (0.30)         --

CLASS A
2008(c)         $ 10.80      $ 0.17         $ 0.35          $ 0.52      $ (0.17)          --         $ (0.17)         --
2007              10.81        0.39           0.00(e)         0.39        (0.40)          --           (0.40)         --
2006              10.93        0.39          (0.12)           0.27        (0.38)      $(0.01)          (0.39)         --
2005              11.18        0.33          (0.16)           0.17        (0.33)       (0.09)          (0.42)     $(0.00)(e)
2004              11.31        0.32          (0.12)           0.20        (0.32)       (0.01)          (0.33)       0.00(e)
2003              11.30        0.30           0.01            0.31        (0.30)          --           (0.30)         --

CLASS B
2008(c)         $ 10.80      $ 0.14         $ 0.35          $ 0.49      $ (0.14)          --         $ (0.14)         --
2007              10.81        0.32           0.00(e)         0.32        (0.33)          --           (0.33)         --
2006              10.93        0.31          (0.11)           0.20        (0.31)      $(0.01)          (0.32)         --
2005              11.18        0.26          (0.16)           0.10        (0.26)       (0.09)          (0.35)     $(0.00)(e)
2004              11.30        0.25          (0.11)           0.14        (0.25)       (0.01)          (0.26)       0.00(e)
2003              11.29        0.23             --            0.23        (0.22)          --           (0.22)         --

CLASS C
2008(c)         $ 10.28      $ 0.12         $ 0.34          $ 0.46      $ (0.13)          --         $ (0.13)         --
2007              10.31        0.40           0.09            0.49        (0.52)          --           (0.52)         --
2006              10.82        0.32          (0.36)          (0.04)       (0.46)      $(0.01)          (0.47)         --
2005              11.17        0.27          (0.12)           0.15        (0.41)       (0.09)          (0.50)     $(0.00)(e)
2004              11.30        0.25          (0.09)           0.16        (0.28)       (0.01)          (0.29)       0.00(e)
2003              11.29        0.22           0.01            0.23        (0.22)          --           (0.22)         --

CLASS I
2008(f)         $ 11.09      $ 0.07         $ 0.06          $ 0.13      $ (0.07)          --         $ (0.07)         --

                                              RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                  --------------------------------------------------------------------------
                                                                          OPERATING
                                                                           EXPENSES
                                                             OPERATING      NET OF     OPERATING
                 NET                  NET                    EXPENSES      WAIVERS/     EXPENSES
                ASSET               ASSETS,                   NET OF      REIMBURSE-     BEFORE
               VALUE,               END OF        NET        WAIVERS/       MENTS/      WAIVERS/   PORTFOLIO
PERIOD ENDED   END OF    TOTAL      PERIOD     INVESTMENT   REIMBURSE-    CUSTODIAN    REIMBURSE-   TURNOVER
SEPTEMBER 30   PERIOD   RETURN+   (IN 000'S)     INCOME        MENTS     FEE CREDITS    MENTS(b)     RATE++
------------   ------   -------   ----------   ----------   ----------   -----------   ---------   ---------
INTERMEDIATE BOND FUND

CLASS AAA
2008(c)        $11.15      4.9%     $10,713      3.20%(d)     1.07%(d)     1.00%(d)     1.57%(d)       15%
2007            10.80      3.7        9,413      3.73         1.10         1.00         1.64           20
2006            10.81      2.7        9,917      3.65         1.06         1.00         1.53           35
2005            10.93      1.7       10,272      3.10         1.04         1.00         1.79           33
2004            11.18      2.0        9,553      2.97         1.02         1.00         1.76           32
2003            11.31      2.8       12,174      2.70         1.06         1.00         1.57           73

CLASS A
2008(c)        $11.15      4.8%     $   118      3.05%(d)     1.17%(d)     1.10%(d)     1.67%(d)       15%
2007            10.80      3.7           69      3.64         1.20         1.10         1.74           20
2006            10.81      2.6           92      3.59         1.16         1.10         1.63           35
2005            10.93      1.6           58      3.00         1.14         1.10         1.88           33
2004            11.18      1.8           75      2.88         1.12         1.10         1.86           32
2003            11.31      2.8          138      2.60         1.16         1.10         1.67           73

CLASS B
2008(c)        $11.15      4.5%     $    49      2.55%(d)     1.82%(d)     1.75%(d)     2.32%(d)       15%
2007            10.80      3.0           93      2.97         1.85         1.75         2.39           20
2006            10.81      2.0          282      2.87         1.81         1.75         2.28           35
2005            10.93      0.9          381      2.34         1.79         1.75         2.53           33
2004            11.18      1.3          456      2.23         1.77         1.75         2.51           32
2003            11.30      2.1          502      1.95         1.81         1.75         2.32           73

CLASS C
2008(c)        $10.61      4.5%     $ 3,075      2.24%(d)     1.82%(d)     1.75%(d)     2.33%(d)       15%
2007            10.28      4.8           15      3.96         1.85         1.75         2.39           20
2006            10.31     (0.3)         0.1      3.08         1.81         1.75         2.28           35
2005            10.82      1.4          0.1      2.50         1.79         1.75         2.90           33
2004            11.17      1.5            0      2.21         1.77         1.75         2.51           32
2003            11.30      2.1           46      1.95         1.81         1.75         2.32           73

CLASS I
2008(f)        $11.15      4.8%     $    48      3.07%(d)     0.82%(d)     0.75%(d)     1.33%(d)       15%

----------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b) During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)   For the six months ended March 31, 2008, unaudited.

(d)   Annualized.

(e)   Amount represents less than $0.005 per share.

(f) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                      OPERATING PERFORMANCE             DISTRIBUTIONS TO SHAREHOLDERS
                           -------------------------------------------  -----------------------------
                                            NET                                                                       NET
               NET ASSET      NET       REALIZED AND         TOTAL                                                   ASSET
                VALUE,     INVESTMENT    UNREALIZED          FROM            NET                                    VALUE,
PERIOD ENDED   BEGINNING     INCOME     GAIN (LOSS)ON      INVESTMENT     INVESTMENT        TOTAL      REDEMPTION   END OF
SEPTEMBER 30   OF PERIOD    (LOSS)(a)    INVESTMENTS      OPERATIONS        INCOME      DISTRIBUTIOS     FEES(a)    PERIOD
------------   ---------   ----------   -------------   --------------   ------------   ------------   ----------   ------
SMALLCAP EQUITY FUND

CLASS AAA
2008(c)         $ 14.99      $(0.01)      $ (2.40)          $(2.41)            --              --          --       $12.58
2007              12.51       (0.04)         2.68             2.64         $(0.16)         $(0.16)         --        14.99
2006              11.29        0.14          1.08             1.22             --              --          --        12.51
2005               9.08       (0.01)         2.22             2.21             --              --      $(0.00)(e)    11.29
2004               8.18       (0.10)         1.00             0.90             --              --        0.00(e)      9.08
2003               7.49       (0.08)         0.77             0.69             --              --          --         8.18

CLASS A
2008(c)         $ 14.89      $(0.02)      $ (2.39)          $(2.41)            --              --          --       $12.48
2007              12.45       (0.09)         2.67             2.58         $(0.14)         $(0.14)         --        14.89
2006              11.25        0.13          1.07             1.20             --              --          --        12.45
2005               9.07       (0.04)         2.22             2.18             --              --      $(0.00)(e)    11.25
2004               8.18       (0.12)         1.01             0.89             --              --        0.00(e)      9.07
2003               7.51       (0.10)         0.77             0.67             --              --          --         8.18

CLASS B
2008(c)         $ 14.44      $(0.05)      $ (2.32)          $(2.37)            --              --          --       $12.07
2007              12.03       (0.15)         2.60             2.45         $(0.04)         $(0.04)         --        14.44
2006              10.93        0.05          1.05             1.10             --              --          --        12.03
2005               8.86       (0.08)         2.15             2.07             --              --      $(0.00)(e)    10.93
2004               8.03       (0.17)         1.00             0.83             --              --        0.00(e)      8.86
2003               7.41       (0.13)         0.75             0.62             --              --          --         8.03

CLASS C
2008(c)         $ 14.31      $(0.05)      $ (2.30)          $(2.35)            --              --          --       $11.96
2007              11.97       (0.14)         2.57             2.43         $(0.09)         $(0.09)         --        14.31
2006              10.87        0.09          1.01             1.10             --              --          --        11.97
2005               8.99       (0.13)         2.01             1.88             --              --      $(0.00)(e)    10.87
2004               8.15       (0.17)         1.01             0.84             --              --        0.00(e)      8.99
2003               7.47       (0.10)         0.78             0.68             --              --          --         8.15

CLASS I
2008(g)         $ 12.92      $ 0.01       $ (0.35)          $(0.34)            --              --          --       $12.58

                                            RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                            -------------------------------------------------------------------------------
                                                                        OPERATING
                                                                         EXPENSES
                                                           OPERATING      NET OF     OPERATING
                                NET                        EXPENSES      WAIVERS/     EXPENSES
                               ASSETS,         NET          NET OF      REIMBURSE-     BEFORE
                               END OF       INVESTMENT     WAIVERS/       MENTS/      WAIVERS/    PORTFOLIO
PERIOD ENDED      TOTAL        PERIOD         INCOME      REIMBURSE-    CUSTODIAN    REIMBURSE-   TURNOVER
SEPTEMBER 30     RETURN+     (IN 000'S)       (LOSS)         MENTS     FEE CREDITS    MENTS(b)      RATE++
------------   ----------   ------------   ------------   ----------   -----------   ----------   ---------
SMALLCAP EQUITY FUND

CLASS AAA
2008(c)         (16.1)%       $  6,332      (0.08)%(d)     1.60%(d)      1.50%(d)     2.25%(d)        30%
2007             21.2            8,672      (0.28)         1.71          1.50         2.24            90
2006             10.8            8,717       1.16          1.71          1.50         2.02            81
2005             24.3            8,702      (0.10)         1.56          1.50         2.37           108
2004             11.0(f)        12,106      (1.11)         1.51          1.50         2.12           260
2003              9.2           15,721      (1.03)         1.53          1.50         1.99           329

CLASS A
2008(c)         (16.2)%       $    752      (0.32)%(d)     1.85%(d)      1.75%(d)     2.50%(d)        30%
2007             20.9              778      (0.62)         1.96          1.75         2.49            90
2006             10.7              403       1.04          1.96          1.75         2.27            81
2005             24.0              131      (0.35)         1.81          1.75         2.69           108
2004             10.9(f)           140      (1.31)         1.76          1.75         2.37           260
2003              8.9              112      (1.28)         1.78          1.75         2.24           329

CLASS B
2008(c)         (16.4)%       $      6      (0.80)%(d)     2.35%(d)      2.25%(d)     3.00%(d)        30%
2007             20.4                7      (1.05)         2.46          2.25         2.99            90
2006             10.1                6       0.44          2.46          2.25         2.77            81
2005             23.4               10      (0.81)         2.31          2.25         3.17           108
2004             10.3(f)            20      (1.93)         2.26          2.25         2.87           260
2003              8.4               65      (1.78)         2.28          2.25         2.74           329

CLASS C
2008(c)         (16.4)%       $    225      (0.74)%(d)     2.35%(d)      2.25%(d)     3.00%(d)        30%
2007             20.4              298      (1.04)         2.46          2.25         2.99            90
2006             10.1              238       0.74          2.46          2.25         2.77            81
2005             20.9              0.1      (1.40)         2.31          2.25         2.73           108
2004             10.3(f)            10      (1.98)         2.26          2.25         2.87           260
2003              9.1              111      (1.78)         2.28          2.25         2.74           329

CLASS I
2008(g)         (16.1)%       $    155       0.19%(d)      1.36%(d)      1.25%(d)     2.02%(d)        30%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b) During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)   For the six months ended March 31, 2008, unaudited.

(d)   Annualized.

(e)   Amount represents less than $0.005 per share.

(f) Total return excluding the effect of the reimbursement from the Fund's Adviser of $51,180 for the year ended September 30, 2004 was 10.6%, 10.5%, 10.0%, and 9.9% for Class AAA, Class A, Class B, and Class C, respectively. The Adviser fully reimbursed the Fund for a loss on a transaction exceeding the Fund's investment restrictions, which otherwise would have reduced total return by 0.4%, 0.4%, 0.3%, and 0.4% for Class AAA, Class A, Class B, and Class C, respectively.

(g) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                            OPERATING PERFORMANCE                         DISTRIBUTIONS TO SHAREHOLDERS
                                  -----------------------------------------   -----------------------------------------------------
                                                     NET
                                                   REALIZED
                      NET ASSET                      AND           TOTAL                       NET
                       VALUE,         NET      UNREALIZED GAIN      FROM          NET        REALIZED
PERIOD ENDED          BEGINNING   INVESTMENT      (LOSS) ON      INVESTMENT   INVESTMENT     GAIN ON         TOTAL       REDEMPTION
SEPTEMBER 30          OF PERIOD    INCOME(a)     INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS   DISTRIBUTIONS     FEES(a)
------------         ----------   ----------   ---------------   ----------   ----------   -----------   -------------   ----------
INCOME FUND

CLASS AAA
2008(c)              $  10.21     $   0.15     $       (1.17)    $  (1.02)    $  (0.24)    $   (0.21)    $     (0.45)          --
2007                    12.04         0.50              0.59         1.09        (0.47)        (2.45)          (2.92)          --
2006                    16.53         0.55             (0.31)        0.24        (0.40)        (4.33)          (4.73)          --
2005                    14.12         0.28              3.12         3.40        (0.27)        (0.73)          (1.00)    $   0.01
2004                    11.87         0.33              2.30         2.63        (0.33)        (0.05)          (0.38)        0.00(e)
2003                    10.03         0.38              1.85         2.23        (0.39)           --           (0.39)         --

CLASS A
2008(c)              $  10.54     $   0.14     $       (1.20)    $  (1.06)    $  (0.23)    $   (0.21)    $     (0.44)          --
2007                    12.34         0.50              0.59         1.09        (0.44)        (2.45)          (2.89)          --
2006                    16.76         0.54             (0.32)        0.22        (0.31)        (4.33)          (4.64)          --
2005                    14.33         0.29              3.13         3.42        (0.26)        (0.73)          (0.99)    $   0.00(e)
2004                    12.00         0.51              2.12         2.63        (0.26)        (0.04)          (0.30)        0.00(e)
2003                    10.04         0.38              1.85         2.23        (0.27)           --           (0.27)         --

CLASS B
2008(c)              $  10.77     $   0.12     $       (1.29)    $  (1.17)    $  (0.14)    $   (0.21)    $     (0.35)          --
2007                    12.56         0.47              0.57         1.04        (0.38)        (2.45)          (2.83)          --
2006                    16.86         0.48             (0.31)        0.17        (0.14)        (4.33)          (4.47)          --
2005                    14.33         0.18              3.16         3.34        (0.08)        (0.73)          (0.81)    $   0.00(e)
2004                    12.04         0.25              2.35         2.60        (0.27)        (0.04)          (0.31)        0.00(e)
2003                    10.07         0.27              1.91         2.18        (0.21)           --           (0.21)         --

CLASS C
2008(c)              $  11.22     $   0.13     $       (1.29)    $  (1.16)    $  (0.20)    $   (0.21)    $     (0.41)          --
2007                    12.98         0.38              0.71         1.09        (0.40)        (2.45)          (2.85)          --
2006                    17.26         0.50             (0.32)        0.18        (0.13)        (4.33)          (4.46)          --
2005                    14.66         0.25              3.17         3.42        (0.09)        (0.73)          (0.82)    $   0.00(e)
2004                    12.32         0.24              2.41         2.65        (0.27)        (0.04)          (0.31)        0.00(e)
2003                    10.26         0.32              1.99         2.31        (0.25)           --           (0.25)          --

CLASS I
2008(f)              $   9.14     $   0.07     $       (0.31)     $ (0.24)    $  (0.16)           --     $     (0.16)          --

                                                                 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                               ------------------------------------------------------------------------------------
                                                                                            OPERATING
                                                                                             EXPENSES
                                                                               OPERATING      NET OF       OPERATING
                         NET                         NET                       EXPENSES      WAIVERS/       EXPENSES
                        ASSET                      ASSETS,                      NET OF      REIMBURSE-       BEFORE
                        VALUE,                      END OF           NET       WAIVERS/       MENTS/        WAIVERS/     PORTFOLIO
PERIOD ENDED           END OF        TOTAL          PERIOD       INVESTMENT   REIMBURSE-    CUSTODIAN      REIMBURSE-     TURNOVER
SEPTEMBER 30           PERIOD       RETURN+       (IN 000'S)       INCOME        MENTS     FEE CREDITS      MENTS(b)       RATE++
------------         ----------   ----------   ---------------   ----------   ----------   -----------   -------------   ----------
INCOME FUND

CLASS AAA
2008(c)              $   8.74        (10.2)%   $      10,577       3.22%(d)     1.64%(d)      1.50%(d)        1.97%(d)         10%
2007                    10.21         10.0            17,871       4.65         1.76          1.50            2.20             64
2006                    12.04          3.4            12,054       4.36         1.65          1.50            2.02            141
2005                    16.53         24.9            16,182       1.83         1.62          1.50            2.40             58
2004                    14.12         22.5            16,472       2.51         1.54          1.50            1.85             28
2003                    11.87         22.8            13,923       3.70         1.56          1.50            2.05             33

CLASS A
2008(c)              $   9.04         (9.5)%   $          60       2.90%(d)     1.89%(d)      1.75%(d)        2.23%(d)         10%
2007                    10.54          9.7                80       4.45         2.01          1.75            2.45             64
2006                    12.34          3.2                97       4.21         1.90          1.75            2.27            141
2005                    16.76         24.6                93       1.87         1.87          1.75            3.03             58
2004                    14.33         22.2                 5       3.96         1.79          1.75            2.10             28
2003                    12.00         22.6                10       3.45         1.81          1.75            2.30             33

CLASS B
2008(c)              $   9.25         (9.8)%   $         0.1       2.34%(d)     2.39%(d)      2.25%(d)        2.71%(d)         10%
2007                    10.77          9.0                 2       4.16         2.51          2.25            2.94             64
2006                    12.56          2.7                 2       3.72         2.40          2.25            2.77            141
2005                    16.86         23.9                 2       1.14         2.37          2.25            3.18             58
2004                    14.33         21.8                 2       1.86         2.29          2.25            2.60             28
2003                    12.04         22.0                 2       2.95         2.31          2.25            2.80             33

CLASS C
2008(c)              $   9.65         (9.8)%   $         336       2.52%(d)     2.38%(d)      2.25%(d)        2.72%(d)         10%
2007                    11.22          9.1               397       3.35         2.51          2.25            2.94             64
2006                    12.98          2.8                16       3.71         2.40          2.25            2.77            141
2005                    17.26         23.9                16       1.56         2.37          2.25            3.41             58
2004                    14.66         21.7                 5       1.79         2.29          2.25            2.60             28
2003                    12.32         22.8                 4       2.95         2.31          2.25            2.80             33

CLASS I
2008(f)              $   8.74        (10.1)%   $          70       3.95%(d)     1.39%(d)      1.25%(d)        1.74%(d)         10%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, 2004, and 2003 would have been as shown.

(a)   Per share data is calculated using the average shares outstanding method.

(b) During the period, fees and expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(c)   For the six months ended March 31, 2008, unaudited.

(d)   Annualized.

(e)   Amount represents less than $0.005 per share.

(f) From the commencement of offering Class I Shares on January 11, 2008 through March 31, 2008.

                 See accompanying notes to financial statements.

GAMCO WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The GAMCO Westwood Funds (the "Trust") was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: GAMCO Westwood Mighty Mites(SM) Fund ("Mighty Mites(SM) Fund"), GAMCO Westwood Equity Fund ("Equity Fund"), GAMCO Westwood Balanced Fund ("Balanced Fund"), GAMCO Westwood Intermediate Bond Fund
("Intermediate Bond Fund"), GAMCO Westwood SmallCap Equity Fund ("SmallCap Equity Fund"), and GAMCO Westwood Income Fund ("Income Fund") (individually, a "Fund" and collectively, the "Funds"), each with five classes of shares outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

o Mighty Mites(SM) Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

o Equity Fund seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

o Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

o Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

o SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

o Income Fund seeks to provide a high level of current income as well as long-term capital appreciation by investing primarily in income producing equity and fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the "Adviser"), formerly known as Gabelli Advisers, Inc.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the adoption of SFAS 157 had no impact on the amounts reported in the financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Balanced, Intermediate Bond, SmallCap Equity, and Income Funds own shares of Real Estate Investment Trusts ("REITs") which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction to the cost of the individual REIT and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

SECURITIES SOLD SHORT. The Mighty Mites(SM) Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty Mites(SM) Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty Mites(SM) Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty Mites(SM) Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty Mites(SM) Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Mighty Mites(SM) Fund did not hold any short positions as of March 31, 2008.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 10% (except for the Mighty Mites(SM) Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in restricted securities issued under
Section 4(2) of the Securities Act of 1933, as amended. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Rule 144A securities freely saleable among qualified institutional

GAMCO WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared and paid annually for the Mighty Mites(SM), Equity, and SmallCap Equity Funds, and quarterly for the Balanced and Income Funds. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2007 was as follows:

                                                    MIGHTY                                 INTERMEDIATE     SMALLCAP
                                                  MITES(SM)       EQUITY       BALANCED        BOND          EQUITY        INCOME
                                                     FUND          FUND          FUND          FUND           FUND          FUND
                                                 -----------   -----------   -----------   ------------   -----------   -----------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ...            --   $ 2,016,357   $ 6,207,247   $    358,042   $   112,313   $   612,849
Net long-term capital gains ..................   $ 5,310,690    27,327,666    15,509,989             --            --     2,316,417
                                                 -----------   -----------   -----------   ------------   -----------   -----------
Total distributions paid .....................   $ 5,310,690   $29,344,023   $21,717,236   $    358,042   $   112,313   $ 2,929,266
                                                 ===========   ===========   ===========   ============   ===========   ===========

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds' net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2007:

                                                     MIGHTY         EQUITY     BALANCED     INTERMEDIATE       SMALLCAP      INCOME
EXPIRING IN FISCAL YEAR                          MITES(SM) FUND      FUND        FUND         BOND FUND      EQUITY FUND      FUND
-----------------------                          --------------     ------     --------     ------------     -----------     ------
2010 .........................................        --              --          --               --         $1,997,993       --
2011 .........................................        --              --          --               --          4,845,486       --
2012 .........................................        --              --          --               --                 --       --
2013 .........................................        --              --          --               --                 --       --
2014 .........................................        --              --          --          $ 3,903                 --       --
2015 .........................................        --              --          --           13,018                 --       --

GAMCO WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.

Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds' fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2007, the Intermediate Bond Fund deferred capital losses of $19,548, and the Mighty Mites(SM), Equity, and Income Funds deferred currency losses of $1,118, $2, and $34, respectively.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2008:

                                                     MIGHTY         EQUITY       BALANCED    INTERMEDIATE    SMALLCAP     INCOME
                                                 MITES(SM) FUND      FUND          FUND        BOND FUND   EQUITY FUND     FUND
                                                 --------------  ------------  ------------  ------------  -----------  -----------
Aggregate cost of investments ................   $  53,783,930   $166,859,163  $135,480,411  $12,260,038   $ 8,261,965  $12,313,247
                                                 =============   ============  ============  ===========   ===========  ===========
Gross unrealized appreciation ................   $  11,551,963   $ 22,901,172  $ 13,070,542  $   376,970   $   664,375  $   146,708
Gross unrealized depreciation ................      (6,168,665)    (8,280,231)   (3,984,634)     (79,480)   (1,373,193)  (1,305,426)
                                                 - -----------   ------------  ------------  -----------   -----------  -----------
Net unrealized appreciation/(depreciation) ...   $   5,383,298   $ 14,620,941  $  9,085,908  $   297,490   $  (708,818) $(1,158,718)
                                                 =============   ============  ============  ===========   ===========  ===========

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether a Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures. The Funds have adopted the Interpretation for all open tax years and they had no impact on the amounts reported in the financial statements.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS. The Funds have entered into investment advisory agreements (the "Advisory Agreements") with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites(SM), Equity, SmallCap Equity, and Income Funds, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund's average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds' portfolios, oversees the administration of all aspects of the Funds' business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the Intermediate Bond, SmallCap Equity, and Income Funds in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2008. The reimbursement agreement ended on September 30, 2005 for the Mighty Mites(SM) Fund. For the six months ended March 31, 2008, the Adviser waived fees or reimbursed expenses in the amounts of $32,432, $34,073, and $30,627 for the Intermediate Bond, SmallCap Equity, and Income Funds, respectively.

The Intermediate Bond, SmallCap Equity, and Income Funds are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, and 1.50%, respectively, and for Class A of 1.10%, 1.75%, and
1.75%, respectively, and for Class B and Class C of 1.75%, 2.25%, and 2.25%, respectively and for Class I of 0.75%, 1.25%, and 1.25%, respectively of average daily net assets, the annual limitation under the Advisory Agreements. The Mighty Mites(SM) Fund's expense ratio for the fiscal year ended September 30, 2007 was not less than its prior expense cap of 1.50%, 1.75%, 2.25%, and 2.25% for Class AAA, Class A, Class B, and Class C Shares, respectively. The Fund did not repay the Adviser for any amounts which were under the limits for the respective Class(es) up to the amount the Adviser reimbursed the Fund in the fiscal year ended September 30, 2005. As of March 31, 2008, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $133,031, $117,431, and $143,913 for the Intermediate Bond, SmallCap Equity, and Income Funds, respectively.

Prior to July 1, 2007, the Adviser had a Sub-Advisory Agreement with Westwood Management Corp. (the "Sub-Adviser") for all Funds except the Mighty Mites(SM) Fund, for which there was not a Sub-Advisory agreement. The Adviser paid the Sub-Adviser out of its advisory fees with respect to the Funds (except the Mighty Mites(SM) Fund) a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

Effective July 1, 2007, the Adviser assumed all of the duties and responsibilities with respect to the SmallCap Equity Fund and the Income Fund that had been delegated to the Sub-Adviser. The Sub-Adviser continues to serve as such to the Equity Fund, the Balanced Fund, and the Intermediate Bond Fund. For the six months ended March 31, 2008, the Adviser informed the Funds that it paid collectively to the Sub-Adviser fees of $409,941 for the Equity, Balanced, and Intermediate Bond Funds. Teton Advisors, Inc. remains as the investment adviser to the Mighty Mites(SM) Fund, SmallCap Equity Fund, and the Income Fund.

GAMCO WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

The Trust pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds.

4. DISTRIBUTION PLAN. The Trust's Board has adopted a distribution plan (the "Plan") for each class of shares except Class I Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund's Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2008, other than short-term securities, are as follows:

                                                     PURCHASES           SALES         PURCHASES      SALES
                                                  (EXCLUDING U.S.   (EXCLUDING U.S.     OF U.S.      OF U.S.
                                                     GOVERNMENT        GOVERNMENT     GOVERNMENT    GOVERNMENT
                                                    SECURITIES)       SECURITIES)     SECURITIES    SECURITIES
                                                  ---------------   ---------------   ----------   -----------
Mighty Mites(SM) Fund .........................     $ 6,482,302       $ 1,895,617     $1,698,032            --
Equity Fund ...................................      47,440,127        37,007,279             --            --
Balanced Fund .................................      24,512,871        22,866,902      2,122,798   $10,813,262
Intermediate Bond Fund ........................         653,663           932,461      2,162,755       575,373
SmallCap Equity Fund ..........................       2,791,397         2,588,107             --            --
Income Fund ...................................       1,242,307         5,067,588             --     2,205,896

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2008, the Mighty Mites(SM) Fund and the Income Fund paid brokerage commissions on security trades of $9,536 and $7,363 respectively to Gabelli & Company. Additionally, Gabelli & Company informed the Trust that it received $14,533 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the six months ended March 31, 2008, the Mighty Mites(SM), Equity, and Balanced Funds each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds' NAVs. A reimbursement was not sought during the six months ended March 31, 2008 for the Intermediate Bond, SmallCap Equity, and Income Funds.

7. SHARES OF BENEFICIAL INTEREST. The Funds currently offer five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans, also without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

Only the Mighty Mites(SM) Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Mighty Mites(SM) Fund. The redemption fees retained by the Mighty Mites(SM) Fund during the six months ended March 31, 2008 and fiscal year ended September 30, 2007 amounted to $625 and $131, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Mighty Mites(SM) Fund,
(iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Mighty Mites(SM) Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

GAMCO WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest were as follows:

                                          FOR THE SIX      FOR THE       FOR THE SIX      FOR THE       FOR THE SIX      FOR THE
                                         MONTHS ENDED     YEAR ENDED    MONTHS ENDED     YEAR ENDED    MONTHS ENDED     YEAR ENDED
                                        MARCH 31, 2008  SEPTEMBER 30,  MARCH 31, 2008  SEPTEMBER 30,  MARCH 31, 2008  SEPTEMBER 30,
                                          (UNAUDITED)       2007         (UNAUDITED)       2007         (UNAUDITED)        2007
                                        --------------  -------------  --------------  -------------  --------------  -------------
                                           MIGHTY MITES(SM) FUND                  EQUITY FUND                  BALANCED FUND
                                        -----------------------------  -----------------------------  -----------------------------
CLASS AAA
Shares sold ..........................       1,134,635        783,276       3,072,327      3,159,294       1,242,933      2,267,326
Shares issued upon reinvestment of
  distributions ......................         278,799        309,929       2,161,815      2,471,688       1,054,920      1,709,223
Shares redeemed ......................        (555,996)      (565,605)     (2,452,430)    (4,141,576)     (1,551,976)    (3,184,984)
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase in Class AAA Shares ..         857,438        527,600       2,781,712      1,489,406         745,877        791,565
                                        ==============  =============  ==============  =============  ==============  =============
CLASS A
Shares sold ..........................         321,406        133,030         404,770         47,697          58,208         31,137
Shares issued upon reinvestment of
  distributions ......................          29,244             37          56,338         40,525          34,758         58,360
Shares redeemed ......................        (118,714)          (687)        (68,043)       (30,804)        (28,588)       (87,393)
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase in Class A Shares ....         231,936        132,380         393,065         57,418          64,378          2,104
                                        ==============  =============  ==============  =============  ==============  =============
CLASS B
Shares sold ..........................              --             --              --             --              --          3,276
Shares issued upon reinvestment of
  distributions ......................           2,672          4,999             183            355             887          1,354
Shares redeemed ......................         (12,983)        (8,267)             --         (1,070)         (4,258)          (248)
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase (decrease) in Class
     B Shares ........................         (10,311)        (3,268)            183           (715)         (3,371)         4,382
                                        ==============  =============  ==============  =============  ==============  =============
CLASS C
Shares sold ..........................         164,300        114,117          10,189          1,532          32,867         13,769
Shares issued upon reinvestment of
  distributions ......................          13,882          3,195           4,010          4,708           5,426          9,197
Shares redeemed ......................         (30,000)       (11,032)         (4,842)        (6,067)         (8,725)       (17,216)
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase in Class C Shares ....         148,182        106,280           9,357            173          29,568          5,750
                                        ==============  =============  ==============  =============  ==============  =============
CLASS I*
Shares sold ..........................          20,460             --          26,562             --          16,670             --
Shares issued upon reinvestment of
  distributions ......................              --             --              --             --              93             --
Shares redeemed ......................            (157)            --          (1,282)            --              --             --
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase in Class I Shares ....          20,303             --          25,280             --          16,763             --
                                        ==============  =============  ==============  =============  ==============  =============

                                            INTERMEDIATE BOND FUND          SMALLCAP EQUITY FUND               INCOME FUND
                                        -----------------------------  -----------------------------  -----------------------------
CLASS AAA
Shares sold ..........................         157,394        120,020          96,489        251,401         211,206      1,290,924
Shares issued upon reinvestment of
  distributions ......................          10,578         25,233              --          5,666          58,450        269,742
Shares redeemed ......................         (78,283)      (190,997)       (171,611)      (375,125)       (810,607)      (810,836)
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase (decrease) in Class
    AAA Shares .......................          89,689        (45,744)        (75,122)      (118,058)       (540,951)       749,830
                                        ==============  =============  ==============  =============  ==============  =============
CLASS A
Shares sold ..........................           6,292            836          37,362         26,209           4,265          7,402
Shares issued upon reinvestment of
  distributions ......................              95            230              --            363             406          2,100
Shares redeemed ......................          (2,239)        (3,161)        (29,399)        (6,710)         (5,619)        (9,794)
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase (decrease) in Class
     A Shares ........................           4,148         (2,095)          7,963         19,862            (948)          (292)
                                        ==============  =============  ==============  =============  ==============  =============
CLASS B
Shares issued upon reinvestment of
  distributions ......................              18             81              --              2              --             43
Shares redeemed ......................          (4,206)       (17,619)             --             (5)           (202)            --
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase (decrease) in Class
     B Shares ........................          (4,188)       (17,538)             --             (3)           (202)            43
                                        ==============  =============  ==============  =============  ==============  =============
CLASS C
Shares sold ..........................         301,449          8,938           1,424          2,746              --         33,760
Shares issued upon reinvestment of
  distributions ......................           1,093              1              --            142           1,341            700
Shares redeemed ......................         (14,226)        (7,485)         (3,388)        (2,001)         (1,992)          (268)
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase (decrease) in Class
     C Shares ........................         288,316          1,454          (1,964)           887            (651)        34,192
                                        ==============  =============  ==============  =============  ==============  =============
CLASS I*
Shares sold ..........................           4,301             --          12,733             --           7,910             --
Shares issued upon reinvestment of
  distributions ......................              27             --              --             --             145             --
Shares redeemed ......................              --             --            (450)            --              --             --
                                        --------------  -------------  --------------  -------------  --------------  -------------
   Net increase in Class I Shares ....           4,328             --          12,283             --           8,055             --
                                        ==============  =============  ==============  =============  ==============  =============

----------
*     From the commencement of offering Class I Shares on January 11, 2008.

GAMCO WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

8. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. OTHER MATTERS. On April 24, 2008, an affiliate of the Adviser, Gabelli Funds, LLC, entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that Gabelli Funds, LLC had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, Gabelli Funds LLC, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on Gabelli Funds LLC. On the same day, the SEC filed a civil action against the President of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreements.

On a separate matter, in September 2005, Gabelli Funds, LLC was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from Gabelli Funds, LLC in connection with the actions of two of nine closed-end funds managed by Gabelli Funds, LLC the relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. Gabelli Funds, LLC believes that all of the funds are now in compliance. Teton Advisors, Inc. believes that these matters would have no effect on the Funds or any material adverse effect on Teton Advisors, Inc. or its ability to manage the Funds.

--------------------------------------------------------------------------------

GAMCO WESTWOOD FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             GABELLI FAMILY OF FUNDS
--------------------------------------------------------------------------------

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below westwood's proprietary growth rate estimates. The fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The fund's primary objective is capital appreciation. (MULTICLASS)

                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 Billion or less. The fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity  securities  of  foreign  issuers  with  long-term
capital   appreciation    potential.    The   fund   offers   investors   global
diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The fund invests in companies at the forefront of accelerated growth. The fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                        CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to  provide a high level of current  income as well as  long-term  capital
appreciation  by  investing  in  income   producing   equity  and  fixed  income
securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                       PORTFOLIO MANAGER:  MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES
  OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT
      THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              GAMCO WESTWOOD FUNDS

                      GAMCO WESTWOOD MIGHTY MITES(SM) FUND
                           GAMCO WESTWOOD EQUITY FUND
                          GAMCO WESTWOOD BALANCED FUND
                      GAMCO WESTWOOD INTERMEDIATE BOND FUND
                       GAMCO WESTWOOD SMALLCAP EQUITY FUND
                           GAMCO WESTWOOD INCOME FUND

                              One Corporate Center
                            Rye, New York 10580-1422
                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                                fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com

                                Board of Trustees

ANTHONY J. COLAVITA                                WERNER J. ROEDER, MD
ATTORNEY-AT-LAW                                    MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                          LAWRENCE HOSPITAL

JAMES P. CONN                                      SALVATORE J. ZIZZA
FORMER CHIEF INVESTMENT OFFICER                    CHAIRMAN
FINANCIAL SECURITY ASSURANCE                       ZIZZA & CO., LTD.
HOLDINGS LTD.

                                    Officers

BRUCE N. ALPERT                                    AGNES MULLADY
PRESIDENT AND SECRETARY                            TREASURER

PETER D. GOLDSTEIN
CHIEF COMPLIANCE OFFICER

                               Investment Adviser
                               ------------------
                              Teton Advisors, Inc.

                                   Distributor
                                   -----------
                             Gabelli & Company, Inc.

                                    Custodian
                                    ---------
                              The Bank of New York

                                  Legal Counsel
                                  -------------
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of the GAMCO Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GABWWQ108SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)    Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.


     (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to  Rule 30a-2(b) under the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The GAMCO Westwood Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/27/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              5/27/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.